UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09223
Pioneer Series Trust XIV
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617)

742-7825
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Strategic Income Fund
Class A / PSRAX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.07%
How did the Fund perform last year and what affected the
Fund
performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned
  15.18
  %. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares
of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	9.99%	1.48%	2.41%
Class A (without sales charge)	15.18%	2.41%	2.89%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%
Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the
Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34002-00-A-0924

Pioneer Strategic Income Fund
Class C / PSRCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.69%
How did the Fund perform last year and what aff
ec
ted the Fund performance?
  For the fi
  sc
  al year ended September 30, 2024, the Fund’s C
  la
  ss C shares at NAV returned 14.46%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11
  .57%
  . The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Tre asurie
  s relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made
in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bl
oom
berg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	13.46%	1.73%	2.21%
Class C (without contingent deferred sales charge)	14.46%	1.73%	2.21%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%
Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Ch
an
ges
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34003-00-C-0924

Pioneer Strategic Income Fund
Class K / STRKX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class K shares at NAV returned 15.82%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmar
  k
  -relative performance, while the allocation to convertible securities detracted.
Fund Performance
The line graph below shows the change in value of a $
5
million
investment
made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5
milli
on
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	15.82%	2.85%	3.35%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%
Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Ch
ange
s
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July
9
, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34004-00-K-0924

Pioneer Strategic Income Fund
Class R / STIRX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 144	1.34%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s
  Clas
  s R shares at NAV returned 14.90%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allocations to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to
  non
  -U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible securities detracted.
Fund Performance
The line graph below shows the change in value of a $
10,000
investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	14.90%	2.09%	2.57%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%
Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned sub sidi
ary of Amundi.

On
July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34005-00-R-0924

Pioneer Strategic Income Fund
Class Y / STRYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Strategic Income Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 74	0.69%
How did the Fund perform last year and what affected the Fund performance?
  For the fis
  ca
  l year ended September 30, 2024, the Fund’s Class Y shares at NAV returned 15.72%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 11.57%. The performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 12.08% over the period.
  The Fund’s benchmark relative performance benefited from allo cation
  s to non-agency mortgage-backed securities and to the financial sector, and a significant Fund underweight to U.S. Treasuries relative to the performance benchmark index.
  Security selection in the financials, industrials sectors and in agency mortgage-backed securities contributed to the Fund’s benchmark relative performance.
  The Fund’s longer average U.S. duration position relative to the benchmark index by 0.72 years, combined with yield curve positioning, outperformed as yields moved lower during the last two months of 2023 and again in the last four months of the period.
  The Fund’s out of benchmark index exposures to non-U.S. dollar holdings and insurance-linked securities contributed to the Fund’s benchmark-relative performance, while the allocation to convertible
  securities detracted.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	15.72%	2.78%	3.25%
Bloomberg U.S. Aggregate Bond Total Return Index	11.57%	0.33%	1.84%
Bloomberg U.S. Universal Total Return Index	12.08%	0.70%	2.15%
Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY F
UN
D STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,471,613,617%
Total number of portfolio holdings	1,186 ^^
Total advisory fee paid	$ 17,101,862
Portfolio turnover rate	63%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	45.3%
U.S. Government and Agency Obligations	18.7%
Collateralized Mortgage Obligations	11.5%
Asset Backed Securities	9.9%
Commercial Mortgage-Backed Securities	5.5%
Insurance-Linked Securities	4.2%
Foreign Government Bonds	3.8%
Senior Secured Floating Rate Loan Interests	0.5%
Convertible Corporate Bonds	0.4%
Common Stocks	0.1%
Over The Counter (OTC) Currency Put Option Purchased	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Cha
ng
es
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34006-00-Y-0924

Pioneer Intrinsic Value Fund
Class A / PISVX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.85%
How did the Fund perform last year and what affected the Fund performance?
  For the fi
  sc
  al year ended September 30, 2024, the Fund’s Class A shares at NAV returned 25.56%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the energy sector also d etra
  cted from benchmark relative results.
Fund Performance
The line graph below shows the
change
in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the
Russell
1000 Value Total Return Index.
GROWTH OF $
10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	18.37%	6.18%
Class A (without sales charge)	25.56%	8.05%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Exclu ding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a per cent age of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund
Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33994-00-A-0924

Pioneer Intrinsic Value Fund
Class C / PVCCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.60%
How did the F
un
d perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 24.63%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the Russell 1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the energy sector also detracted from benchmark relative results.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $
10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	23.63%	7.21%
Class C (without contingent deferred sales charge)	24.63%	7.21%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distr ibut
ions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital H old
ings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33995-00-C-0924

Pioneer Intrinsic Value Fund
Class Y / PISYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Intrinsic Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 62	0.55%
How did the Fund perform last year and what affected the Fund performance?
  For the fi
  sca
  l year ended September 30, 2024, the Fund’s Class Y shares at NAV returned 26.06%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor's 500 (“S&P 500”) Total Return Index, returned 36.35%. The performance benchmark, the R ussell
  1000 Value Total Return Index, returned 27.76% over the period.
  The Fund’s security selection in both the health care and information technology sectors were the largest contributors to benchmark relative performance during the period.
  Security selection in the consumer staples and industrials sectors detracted from security selection results for the fiscal year ended September 30, 2024.
  The Fund’s overweight exposure to the e
  ne
  rgy sector also detracted from benchmark relative results.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total
Return
Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	26.06%	8.35%
S&P 500 Total Return Index	36.35%	11.20%
Russell 1000 Value Total Return Index	27.76%	7.17%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 1,965,857%
Total number of portfolio holdings	52 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	90%
^^	Exclu din g short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Financials	26.2%
Health Care	16.1%
Industrials	13.0%
Energy	10.8%
Information Technology	8.2%
Consumer Discretionary	7.0%
Consumer Staples	6.4%
Basic Materials	5.3%
Utilities	4.1%
Communication Services	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33996-00-Y-0924

Pioneer Global Sustainable Value Fund
Class A / PGSVX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	1.00%
How did the Fund perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 29.29%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector
  was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country
World
Value NR Index.
GROWTH OF $
10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	21.81%	7.38%
Class A (without sales charge)	29.29%	9.27%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/
24
.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory
agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33991-00-A-0924

Pioneer Global Sustainable Value Fund
Class C / GBVCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.71%
How did the Fund perform last year and what affected the
Fund
performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 28.42%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.
Fund Performance
The line graph below shows the change
in
value of a $10,000 investment
made
in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country
World
Value NR Index.
GROWTH OF $
10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	27.42%	8.48%
Class C (without contingent deferred sales charge)	28.42%	8.48%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index
information
shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33992-00-C-0924

Pioneer Global Sustainable Value Fund
Class Y / PSUYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Value Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 80	0.70%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the
  Fund’s
  Class Y shares at NAV returned 29.73%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Value NR Index, returned 26.89% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an overweight to the energy sector was the largest detractor.
  Security selection within the financials, industrials and materials sectors all were additive to relative returns during the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made
in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Value NR Index.
GROWTH OF $5
million
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	29.73%	9.58%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Value NR Index	26.89%	6.65%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 3,018,889%
Total number of portfolio holdings	59 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	57%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	41.8%
United Kingdom	13.0%
Japan	9.1%
Ireland	7.2%
South Korea	6.1%
China	5.0%
Germany	3.9%
Canada	3.4%
Netherlands	3.0%
Switzerland	3.0%
France	2.3%
Italy	1.6%
Other (individually less than 1%)	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted
to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33993-00-Y-0924

Pioneer Global Sustainable Growth Fund
Class A / SUGAX
ANNUAL SHAREHOLDER
REPORT
| September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class A	$ 115	1.00%
How did the Fund perform last year and what
affected
the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 29.00%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.
Fund Performance
The line graph below shows the change in value of a $
10,000
investment
made
in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World
Growth
NR Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class A (with sales charge)	21.59%	4.98%
Class A (without sales charge)	29.00%	6.82%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class A shares of the Fund shown in the graph and table above is from the inception of Class A shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current
performance
may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND S
TA
TISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL
DISTRIBUTION

(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s
investment
adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus
, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33988-00-A-0924

Pioneer Global Sustainable Growth Fund
Class C / SUGCX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.72%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024, the Fund’s
  Class
  C
  shares
  at NAV returned 28.05%. For the same period, the Fund’s
  broad
  -based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.
Fund Performance
The line graph below shows the change in value of a $10,000
investment
made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Growth NR Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class C (with contingent deferred sales charge)	27.05%	6.00%
Class C (without contingent deferred sales charge)	28.05%	6.00%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class C shares of the Fund shown in the graph and table above is from the inception of Class C shares on
5/10/21
through 9/30/24. Index
information
shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher
than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund
Changes
Amundi Asset Management US, Inc. (the “
Adviser
”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On
July 9, 2024
, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33989-00-C-0924

Pioneer Global Sustainable Growth Fund
Class Y / SUGYX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about Pioneer Global Sustainable Growth Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 80	0.70%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended September 30, 2024,
  the
  Fund’s Class Y shares at NAV returned 29.36%. For the same period, the Fund’s broad-based benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World NR Index, returned 31.76%. The performance benchmark, the MSCI All Country World Growth NR Index, returned 36.45% over the period.
  Sector allocation decisions were the primary reason for the Fund’s relative underperformance; specifically, an underweight to the information technology sector and an overweight to the consumer staples sector detracted the most. Security selection also detracted from relative returns with selection in the information technology sector the primary detractor.
  Security selection within the financials and consumer discretionary sectors were the largest contributors to relative returns in the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment
made
in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index and the MSCI All Country World Growth NR
Index
.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception *
Class Y	29.36%	7.10%
MSCI All Country World NR Index	31.76%	7.27%
MSCI All Country World Growth NR Index	36.45%	7.44%
*
Performance of Class Y shares of the Fund shown in the graph and table above is from the inception of Class Y shares on
5/10/21
through 9/30/24. Index information shown in the graph and table above is from 5/31/21 through 9/30/24.

Call 1-800-225-6292 or visit
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 2,957,223%
Total number of portfolio holdings	47 ^^
Total advisory fee paid	$ 0
Portfolio turnover rate	21%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
GEOGRAPHICAL DISTRIBUTION
(as of September 30, 2024)
*
United States	63.3%
Japan	8.9%
China	4.9%
Netherlands	3.9%
France	3.8%
United Kingdom	3.4%
Taiwan	3.1%
Italy	2.5%
South Korea	2.4%
Switzerland	1.7%
Germany	1.6%
Spain	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund
Changes
Amundi Asset Management US, Inc. (the “Adviser”),
the
Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction,
the
Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33990-00-Y-0924

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $198,500 billed by Deloitte & Touche LLP for the year ended September 30, 2024 and $226,596 billed by Ernst & Young LLP for the year ended September 30, 2023.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The audit-related services fees for the Trust were $0 billed by Deloitte & Touche LLP and $2,827 billed by Ernst & Young for the year ended September 30, 2024 and $19,205 billed by Ernst & Young LLP for the year ended September 30, 2023.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $46,900 and $55,744 by Ernst & Young LLP for during the fiscal years ended September 30, 2024 and 2023, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2024 or 2023.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting • Tax accrual related matters
• Implementation of new accounting standards
• Compliance letters (e.g. rating agency letters)
• Regulatory reviews and assistance regarding financial matters
• Semi-annual reviews (if requested)
• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*
2. Financial information systems design and implementation*
3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports
4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*
5. Internal audit outsourcing services*
6. Management functions or human resources
7. Broker or dealer, investment advisor, or investment banking services
8. Legal services and expert services unrelated to the audit
9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended September 30, 2024 and 2023, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $46,900 and $55,744 by Ernst & Young LLP for during the fiscal years ended September 30, 2024 and 2023, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Strategic Income Fund
Annual Report  |  September 30, 2024

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

visit us: www.amundi.com/us

Pioneer Strategic Income Fund | Annual Report | 9/30/241

Schedule of Investments  |  9/30/24
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.1%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Building & Construction Products — 0.0%†
1,042,388	MI Windows and Doors LLC, 2024 Incremental Term Loan, 8.345% (Term SOFR + 300 bps), 3/28/31	$ 1,046,297
	Total Building & Construction Products	$1,046,297

	Chemicals-Diversified — 0.1%
1,872,000	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.46% (Term SOFR + 350 bps), 10/15/28	$ 1,869,660
	Total Chemicals-Diversified	$1,869,660

	Cruise Lines — 0.1%
1,970,000	LC Ahab US Bidco LLC, Initial Term Loan, 8.345% (Term SOFR + 350 bps), 5/1/31	$ 1,981,081
	Total Cruise Lines	$1,981,081

	Electric-Generation — 0.1%
3,280,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 3,284,100
	Total Electric-Generation	$3,284,100

	Medical-Drugs — 0.0%†
1,270,000	Endo Finance Holdings, Inc., Initial Term Loan, 9.783% (Term SOFR + 450 bps), 4/23/31	$ 1,270,396
	Total Medical-Drugs	$1,270,396

	Medical-Wholesale Drug Distribution — 0.1%
2,998,125	Owens & Minor, Inc., Term B-1 Loan, 8.695% (Term SOFR + 375 bps), 3/29/29	$ 3,000,937
	Total Medical-Wholesale Drug Distribution	$3,000,937

	Metal Processors & Fabrication — 0.0%†
984,425	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.032% (Term SOFR + 375 bps), 11/13/28	$ 959,814
	Total Metal Processors & Fabrication	$959,814

The accompanying notes are an integral part of these financial statements.
2Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Recreational Centers — 0.1%
2,698,241	Fitness International LLC, Term B Loan, 10.505% (Term SOFR + 525 bps), 2/12/29	$ 2,696,555
	Total Recreational Centers	$2,696,555

	Total Senior Secured Floating Rate Loan Interests (Cost $16,025,489)	$16,108,840

Shares
	Common Stocks — 0.1% of Net Assets
	Automobile Components — 0.0%†
95,654(c)	Ascent CNR Corp., Class A	$ 956,540
	Total Automobile Components	$956,540

	Communications Equipment — 0.0%†
43,579(c)+	Digicel International Finance Ltd.	$ 108,947
	Total Communications Equipment	$108,947

	Household Durables — 0.0%†
1,018,282(c)	Desarrolladora Homex SAB de CV	$ 155
	Total Household Durables	$155

	Oil, Gas & Consumable Fuels — 0.0%†
336	Frontera Energy Corp.	$ 1,939
	Total Oil, Gas & Consumable Fuels	$1,939

	Paper & Forest Products — 0.0%†
162,828(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 2,875,008
	Total Passenger Airlines	$2,875,008

	Pharmaceuticals — 0.0%†
12,455(c)	Endo, Inc.	$ 317,353
	Total Pharmaceuticals	$317,353

	Total Common Stocks (Cost $2,528,927)	$4,259,942

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/243

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 9.6% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 504,030
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	514,433
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.061% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,351,485
352,226	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	344,805
497,920	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	485,373
5,563,860	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	5,582,227
1,080,993	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	1,094,196
2,479,310	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	2,529,042
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,343,264
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,342,707
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,438,997
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,520,839
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,127,873
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,229,400
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,833,282
The accompanying notes are an integral part of these financial statements.
4Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,000,000(a)	Assurant CLO IV, Ltd., Series 2019-4A, Class E, 12.544% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	$ 3,981,980
251,252(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	250,583
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.813% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,913,591
3,203,367	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,908,925
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.501% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,979,567
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,826,237
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.708%, 2/25/46 (144A)	3,310,941
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,306,942
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,462,960
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	62,256
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,767,619
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,056,362
5,924,849	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	6,016,839
1,270,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	1,299,696
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,150,317
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	3,574,407
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	15,091,535
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/245

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	$ 10,096,335
9,460,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	8,511,698
7,119,409(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	6,751,957
13,620,241(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	12,891,940
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.894% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,883
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.244% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,938,680
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,928,394
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,284,479
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.382% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	4,260,345
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,732,063
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	1,527,196
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	1,073,827
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	9,193,834
9,894,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	5,441,700
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	531,350
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,291,847
1,020,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,044,189
The accompanying notes are an integral part of these financial statements.
6Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
894,944(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 10.595% (SOFR30A + 525 bps), 5/20/32 (144A)	$ 899,482
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 12.965% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	2,803,763
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.877% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	1,983,188
251,904	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	251,701
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	3,062,323
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	2,009,450
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,288,045
1,431,451	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	1,393,264
3,711,947	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	3,083,141
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 12.083% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,564,800
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.775% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,403,313
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	6,151,466
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,515,251
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	4,914,308
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,118,507
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.901% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,887,711
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	5,255,680
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,245,520
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/247

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,110,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	$ 3,108,467
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,238,759
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,795,780
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,631,421
3,750,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	345,000
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,549,200
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,889,886
3,400,000	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	3,463,699
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,380,430
529,234	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	524,810
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.841% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,498,302
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 12.446% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,925,645
2,879,000(a)	STWD, Ltd., Series 2021-SIF1, Class D, 9.463% (3 Month Term SOFR + 416 bps), 4/15/32 (144A)	2,869,764
5,000,000(d)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,737,995
2,133,362	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,129,789
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,161,428
4,070,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	4,160,343
The accompanying notes are an integral part of these financial statements.
8Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	$ 3,924,805
320,532	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	317,757
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,601,128
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,288,561
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,658,892
7,981,974(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	8,118,461
1,569,576	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,524,126
991,311	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	962,329
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.645% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	4,021,416
	Total Asset Backed Securities (Cost $344,445,403)	$332,360,533

	Collateralized Mortgage Obligations—11.1% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,153,586
2,550,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 7.43% (SOFR30A + 215 bps), 8/25/34 (144A)	2,559,548
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 8.48% (SOFR30A + 320 bps), 8/25/34 (144A)	5,161,605
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	6,030,552
3,093,297(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,776,579
2,634,144	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,243,718
3,513,587(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	3,452,203
3,450,000(d)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	2,764,501
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/249

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,710,000(d)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	$ 5,377,991
2,974,796(d)	CIM Trust, Series 2021-J2, Class B3, 2.672%, 4/25/51 (144A)	2,442,438
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,344,585
8,396,119(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	7,006,004
2,029,190(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.183%, 9/25/64 (144A)	1,595,950
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.045% (SOFR30A + 376 bps), 2/25/40 (144A)	2,822,999
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.045% (SOFR30A + 376 bps), 2/25/40 (144A)	5,229,195
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.78% (SOFR30A + 450 bps), 1/25/42 (144A)	17,385,676
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.213% (SOFR30A + 195 bps), 3/25/44 (144A)	3,303,942
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.98% (SOFR30A + 170 bps), 7/25/44 (144A)	3,745,954
374,310(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	4
2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.657%, 1/25/60 (144A)	1,854,204
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.23% (SOFR30A + 395 bps), 9/26/33 (144A)	8,530,047
7,340,774(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.573% (SOFR30A + 592 bps), 7/15/42	935,643
4,139,949(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.093% (SOFR30A + 644 bps), 8/15/42	639,574
1,980,445(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	399,720
2,395,850(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	502,544
The accompanying notes are an integral part of these financial statements.
10Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.93% (SOFR30A + 565 bps), 12/25/50 (144A)	$ 2,983,107
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.395% (SOFR30A + 1,011 bps), 7/25/50 (144A)	3,604,302
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 12.68% (SOFR30A + 740 bps), 11/25/50 (144A)	7,635,227
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.03% (SOFR30A + 375 bps), 12/25/41 (144A)	2,407,275
5,725,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.03% (SOFR30A + 475 bps), 2/25/42 (144A)	6,055,928
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 10.263% (SOFR30A + 491 bps), 9/25/47 (144A)	2,570,156
24,274	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	24,151
1,845,415(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.155% (SOFR30A + 644 bps), 8/25/41	172,190
1,669,839(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.805% (SOFR30A + 609 bps), 6/25/48	232,283
1,871,405(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.655% (SOFR30A + 594 bps), 7/25/49	217,515
1,520,393(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.655% (SOFR30A + 594 bps), 8/25/49	208,797
1,543,037(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.655% (SOFR30A + 594 bps), 8/25/49	223,694
1,708,574(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	352,323
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2411

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
206,718,567(d)(f)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	$ 2,281,863
5,504,271(d)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	4,454,523
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
970,247	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	979,226
1,694,662(a)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 0.975% (1 Month Term SOFR + 594 bps), 8/20/49	214,185
14,809,172(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 8.473% (1 Month Term SOFR + 331 bps), 9/20/49	325,868
21,129,856(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,685,387
21,150,509(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,541,979
9,715,046(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,469,477
1,776,330(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	298,902
4,225,773(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	779,599
12,408,864(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 8.403% (1 Month Term SOFR + 324 bps), 1/20/50	343,758
2,379,359(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.917%, 3/25/50 (144A)	2,137,949
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.917%, 3/25/50 (144A)	1,059,962
4,900,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,990,507
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	7,124,122
2,447,755(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.928%, 2/26/52 (144A)	2,004,999
The accompanying notes are an integral part of these financial statements.
12Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,771,880(d)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.819%, 7/25/52 (144A)	$ 2,314,322
4,462,212(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.831%, 5/28/52 (144A)	3,647,396
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.88% (SOFR30A + 460 bps), 10/25/33 (144A)	1,999,177
70,195,682(d)(f)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.229%, 7/25/51 (144A)	850,856
2,483,145(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.229%, 7/25/51 (144A)	2,138,615
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.279%, 9/25/56 (144A)	3,349,222
981,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.778%, 4/25/46 (144A)	798,313
131,174,001(d)(f)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.117%, 12/25/51 (144A)	830,725
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,409,557
6,245,791(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	5,005,005
115,809,923(d)(f)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.117%, 12/25/51 (144A)	733,830
8,011,613(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	6,432,548
1,923,773(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.979%, 10/25/51 (144A)	1,566,798
1,636,492(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.979%, 10/25/51 (144A)	1,099,403
4,105,387(d)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	3,375,012
4,483,059(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.103%, 8/25/52 (144A)	3,642,220
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,175,750
5,342,743(d)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.248%, 10/25/52 (144A)	4,391,666
5,700,034(d)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.956%, 9/25/52 (144A)	4,557,659
8,285,984(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.294%, 3/25/52 (144A)	6,878,215
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2413

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,757,903(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 8.319% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	$ 4,869,942
2,061,246(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.08% (SOFR30A + 180 bps), 3/25/51 (144A)	1,958,029
1,828,993(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 8.03% (SOFR30A + 275 bps), 3/25/51 (144A)	1,729,900
914,772	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	846,164
1,753,307	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,648,109
185,406(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	180,539
5,866,629	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,268,479
3,846,747(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.674%, 6/25/51 (144A)	3,135,458
7,830,761(d)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.527%, 4/25/52 (144A)	6,521,363
4,162,384(d)	MFA Trust, Series 2021-AEI2, Class B3, 3.283%, 10/25/51 (144A)	3,450,373
7,172,000(d)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,956,690
2,917,084(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,513,655
1,287,804(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.945%, 3/25/51 (144A)	1,073,035
7,574,799(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 7.822% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,556,690
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.863%, 11/25/59 (144A)	11,716,937
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	2,984,549
The accompanying notes are an integral part of these financial statements.
14Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
519,479(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.645% (SOFR30A + 536 bps), 10/25/30 (144A)	$ 525,078
2,990,692(d)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.24%, 6/25/51 (144A)	2,512,011
2,401,135(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,471,385
1,950,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,796,808
1,820,732(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,465,329
3,472,136(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.478%, 4/25/51 (144A)	2,746,214
2,715,157(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,217,176
2,634,365(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.351%, 4/25/51 (144A)	2,113,829
2,690,168(d)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.781%, 8/25/51 (144A)	2,241,745
2,226,219(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,872,360
3,264,818(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,704,185
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 10.28% (SOFR30A + 500 bps), 11/25/31 (144A)	1,532,908
1,781,460(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.702%, 12/25/51 (144A)	1,422,348
4,107,807(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	3,444,973
1,679,556(d)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.707%, 7/25/51 (144A)	1,244,004
2,169,717(d)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.711%, 10/25/51 (144A)	1,780,793
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.631%, 11/25/51 (144A)	779,212
3,829,778(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.751%, 1/25/52 (144A)	3,140,293
1,946,548(d)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.563%, 6/25/51 (144A)	1,575,750
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2415

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 7,445,271
2,396,934(d)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.193%, 5/25/52 (144A)	1,986,293
2,954,724(d)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.656%, 3/25/51 (144A)	2,455,248
1,474,040(d)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.051%, 7/25/51 (144A)	924,214
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.856%, 1/25/52 (144A)	938,518
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,800,938
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.946%, 2/25/52 (144A)	1,452,862
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.895% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,765,532
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.852%, 10/25/56 (144A)	4,239,083
6,374,998(d)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.903%, 7/25/57 (144A)	5,527,077
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.119% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,662,748
8,793,550(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,407,976
9,670,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.68% (SOFR30A + 340 bps), 11/25/33 (144A)	9,840,939
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	645,306
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,659,861
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,105,355
8,173,873(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.432%, 3/25/52 (144A)	6,772,896
	Total Collateralized Mortgage Obligations (Cost $440,868,144)	$385,460,737

The accompanying notes are an integral part of these financial statements.
16Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—5.3% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.211% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 2,610,160
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.191% (SOFR30A + 285 bps), 1/20/37 (144A)	3,537,059
4,334,467(e)(f)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.388%, 9/15/48 (144A)	1,066,563
1,895,412(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 9.061% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	1,124,279
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.456% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,916,178
4,245,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.41% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	4,219,234
7,650,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	7,338,098
3,912,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,640,381
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,144,513
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.355%, 4/15/50	3,613,339
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.706%, 11/15/48	2,512,076
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.03% (SOFR30A + 775 bps), 1/25/51 (144A)	1,556,741
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 9.03% (SOFR30A + 375 bps), 1/25/51 (144A)	2,791,651
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.28% (SOFR30A + 400 bps), 11/25/51 (144A)	6,076,813
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.886%, 12/25/26 (144A)	4,307,920
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2417

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	$ 2,665,245
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.161%, 11/25/32 (144A)	2,031,786
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.446%, 8/25/33 (144A)	1,683,241
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.73%, 1/25/26 (144A)	3,466,984
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.953%, 12/25/27 (144A)	5,944,472
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.461% (SOFR30A + 511 bps), 10/25/28	1,283,124
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	860,132
4,451,021(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	4,189,703
8,495,074(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.361% (SOFR30A + 701 bps), 8/25/29	8,151,253
927,968(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.711% (SOFR30A + 636 bps), 1/25/27 (144A)	855,348
1,377,552(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.461% (SOFR30A + 911 bps), 7/25/30 (144A)	1,301,917
5,000,000(g)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,665,222
81,352,474(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	429,207
18,374,996(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	87,404
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,853,615
123,276,472(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	580,127
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	44,769
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.864% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,915,657
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.761% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,175,418
The accompanying notes are an integral part of these financial statements.
18Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
750,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.304% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	$ 731,876
550,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	544,677
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	1,259,278
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,311,222
1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.465%, 5/15/48	1,170,584
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	3,001,060
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,679,276
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,680,000
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,083,724
10,852,544(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.645% (SOFR30A + 336 bps), 10/25/49 (144A)	10,906,919
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	659,200
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,972,084
7,050,000(d)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	5,255,776
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.919% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,474,410
2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,578,418
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2419

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.302%, 2/25/52 (144A)	$ 4,701,870
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,174,964
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,747,427
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,221,570
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,025,684
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	7,226,805
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	3,646,207
67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.489%, 3/15/51	809,359
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.571% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	898,390
	Total Commercial Mortgage-Backed Securities (Cost $216,534,133)	$184,400,409

	Convertible Corporate Bonds — 0.4% of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/24	$ 75,497
	Total Banks	$75,497

	Entertainment — 0.3%
12,093,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 10,466,491
	Total Entertainment	$10,466,491

	Software — 0.1%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 2,056,982
	Total Software	$2,056,982

	Total Convertible Corporate Bonds (Cost $15,049,970)	$12,598,970

The accompanying notes are an integral part of these financial statements.
20Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Corporate Bonds — 43.7% of Net Assets
	Aerospace & Defense — 0.7%
19,430,000	Boeing Co., 6.858%, 5/1/54 (144A)	$ 21,326,565
3,475,000	Boeing Co., 7.008%, 5/1/64 (144A)	3,828,679
	Total Aerospace & Defense	$25,155,244

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 7,193,843
	Total Agriculture	$7,193,843

	Airlines — 0.8%
12,391,576(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 13,232,227
1,336,600	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,260,851
3,232,657(a)	Gol Finance S.A., 15.344% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	3,426,617
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	11,509,743
	Total Airlines	$29,429,438

	Auto Manufacturers — 1.5%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,540,620
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,741,791
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	2,077,642
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	4,006,944
2,810,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,905,373
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,940,382
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	19,193,770
	Total Auto Manufacturers	$53,406,522

	Auto Parts & Equipment — 0.1%
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	$ 2,420,389
	Total Auto Parts & Equipment	$2,420,389

	Banks — 11.5%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,204,940
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,923,450
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2421

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	$ 9,579,556
3,460,000(d)(i)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,618,322
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,439,742
4,800,000	Banco Santander S.A., 5.439%, 7/15/31	5,019,091
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,532,761
4,600,000(d)(i)	Banco Santander S.A., 8.00% (5 Year CMT Index + 391 bps)	4,886,833
5,200,000(d)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	5,388,549
8,610,000(d)(i)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	8,959,744
6,150,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,298,588
8,070,000(d)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	8,450,469
EUR18,200,000(d)(i)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	18,029,487
2,910,000(d)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	3,092,704
6,860,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	7,114,167
4,258,000(d)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,429,471
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,432,583
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,523,473
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	996,760
3,450,000(d)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	3,570,763
20,137,000(d)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	16,784,596
5,760,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,517,155
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	9,610,060
17,865,000(d)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	19,423,870
26,890,000(d)	Lloyds Banking Group Plc, 5.721% (1 Year CMT Index + 107 bps), 6/5/30	28,177,728
The accompanying notes are an integral part of these financial statements.
22Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
11,185,000(d)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	$ 9,715,210
10,450,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	10,985,801
4,180,000(d)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	4,308,944
11,355,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	11,440,912
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,984,891
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	2,023,284
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	7,118,913
10,030,000(d)(i)	NatWest Group Plc, 8.125% (5 Year CMT Index + 375 bps)	10,942,048
16,049,000(d)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,338,674
11,575,000(d)	PNC Financial Services Group, Inc., 5.492% (SOFR + 120 bps), 5/14/30	12,095,509
6,520,000(d)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	7,465,262
5,555,000(d)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	5,652,943
5,010,000(d)(i)(j)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
5,905,000(d)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	6,063,946
10,689,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	11,136,345
5,565,000(d)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	5,760,109
5,985,000(d)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,560,300
6,325,000(d)	UBS Group AG, 4.194% (SOFR + 373 bps), 4/1/31 (144A)	6,177,404
5,090,000(d)(i)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	6,002,810
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	23,504,513
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	10,013,593
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2423

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,250,000(d)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	$ 7,529,177
3,595,000(d)(i)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,752,371
	Total Banks	$399,577,821

	Beverages — 0.2%
5,385,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	$ 5,578,624
	Total Beverages	$5,578,624

	Biotechnology — 0.3%
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,600,426
3,515,000	Royalty Pharma Plc, 5.15%, 9/2/29	3,605,302
4,420,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,534,195
	Total Biotechnology	$10,739,923

	Building Materials — 0.2%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,387,331
2,340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	2,425,705
	Total Building Materials	$8,813,036

	Commercial Services — 1.6%
2,695,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 2,752,907
EUR1,930,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	2,022,162
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,524,570
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	2,022,267
6,252,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	6,394,039
3,300,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	3,375,704
10,580,000	Block, Inc., 6.50%, 5/15/32 (144A)	11,017,144
850,000	Brink's Co., 6.50%, 6/15/29 (144A)	880,551
4,549,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,633,402
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,277,353
The accompanying notes are an integral part of these financial statements.
24Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Services — (continued)
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 3,675,550
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	437,574
1,525,000	Matthews International Corp., 8.625%, 10/1/27 (144A)	1,555,377
EUR4,090,000	Verisure Holding AB, 5.50%, 5/15/30 (144A)	4,689,367
2,205,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	2,270,242
	Total Commercial Services	$56,528,209

	Computers — 0.1%
1,685,000	Amentum Escrow Corp., 7.25%, 8/1/32 (144A)	$ 1,758,522
940,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	991,725
	Total Computers	$2,750,247

	Cosmetics/Personal Care — 0.5%
15,700,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 15,927,661
	Total Cosmetics/Personal Care	$15,927,661

	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,254,653
	Total Distribution/Wholesale	$1,254,653

	Diversified Financial Services — 4.6%
18,945,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 17,097,835
7,750,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	7,931,683
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	5,567,671
458,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	472,123
13,425,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	13,856,181
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,964,070
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,694,101
7,490,000(d)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	7,838,576
9,860,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	10,652,143
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2425

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
6,660,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	$ 656,276
2,905,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	2,932,731
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	4,914,356
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,843,818
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,479,138
8,190,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,767,327
5,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	5,653,564
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,143,665
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,388,709
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,204,939
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,262,577
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,390,892
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	6,520,119
3,480,000(d)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	3,575,220
3,316,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,229,787
	Total Diversified Financial Services	$160,037,501

	Electric — 1.2%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,166,687
1,390,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,406,799
1,765,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	1,789,882
9,225,000(j)	Light Servicos de Eletricidade S.A./Light Energia S.A., 4.375%, 6/18/26 (144A)	5,535,000
5,390,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	5,667,784
The accompanying notes are an integral part of these financial statements.
26Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Electric — (continued)
15,100,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	$ 16,136,796
4,075,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,594,139
	Total Electric	$42,297,087

	Electrical Components & Equipments — 0.4%
EUR2,130,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 2,347,774
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,841,151
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	6,323,758
	Total Electrical Components & Equipments	$13,512,683

	Electronics — 0.1%
3,285,000	Flex, Ltd., 5.25%, 1/15/32	$ 3,315,800
	Total Electronics	$3,315,800

	Energy-Alternate Sources — 0.0%†
559,795	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 553,682
	Total Energy-Alternate Sources	$553,682

	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,586,182
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,333,700
	Total Engineering & Construction	$2,919,882

	Entertainment — 0.6%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,501,457
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,391,252
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,600,448
	Total Entertainment	$22,493,157

	Food — 1.1%
2,350,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 2,432,573
1,458,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,264,349
8,612,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	8,922,721
4,610,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	4,917,469
3,195,000	Kroger Co., 5.50%, 9/15/54	3,215,462
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2427

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Food — (continued)
3,195,000	Kroger Co., 5.65%, 9/15/64	$ 3,211,928
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,818,281
	Total Food	$36,782,783

	Forest Products & Paper — 0.0%†
EUR23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 24,510
	Total Forest Products & Paper	$24,510

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 14,206,548
	Total Gas	$14,206,548

	Healthcare-Products — 0.2%
745,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29 (144A)	$ 767,596
4,475,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	4,647,328
	Total Healthcare-Products	$5,414,924

	Healthcare-Services — 1.0%
7,170,800	Auna S.A., 10.00%, 12/15/29 (144A)	$ 7,565,531
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,972,612
2,680,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,763,455
10,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	10,907,937
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	2,790,778
6,435,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,665,109
	Total Healthcare-Services	$34,665,422

	Insurance — 1.6%
3,800,000(d)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,918,796
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,332,292
9,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,833,904
The accompanying notes are an integral part of these financial statements.
28Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Insurance — (continued)
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 10,740,931
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,192,165
	Total Insurance	$54,018,088

	Internet — 0.3%
5,540,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,567,700
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	3,553,019
	Total Internet	$9,120,719

	Iron & Steel — 0.4%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,220,005
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	1,818,016
7,775,000	TMS International Corp., 6.25%, 4/15/29 (144A)	7,403,825
	Total Iron & Steel	$12,441,846

	Leisure Time — 0.5%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 7,485,515
870,000	Carnival Corp., 6.00%, 5/1/29 (144A)	881,483
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	2,055,000
5,130,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,259,194
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	299,012
	Total Leisure Time	$15,980,204

	Lodging — 1.0%
1,720,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,773,761
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,194,199
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	2,968,919
3,360,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	3,401,177
1,080,000	Las Vegas Sands Corp., 6.00%, 8/15/29	1,122,340
7,220,000	Marriott International, Inc., 5.35%, 3/15/35	7,399,667
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2429

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
5,345,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	$ 5,509,792
EUR2,445,000	Motel One GmbH/Muenchen, 7.75%, 4/2/31 (144A)	2,867,941
	Total Lodging	$35,237,796

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 8.674% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,486,164
	Total Machinery-Diversified	$4,486,164

	Media — 0.7%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,320,507
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,519,020
1,785,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	1,827,615
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,146,458
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,139,087
3,765,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	3,932,403
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,869,624
	Total Media	$22,754,714

	Mining — 1.3%
3,200,000	Anglo American Capital Plc, 6.00%, 4/5/54 (144A)	$ 3,350,575
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	4,415,656
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	11,340,317
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	10,746,471
2,200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	2,331,876
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,886,543
	Total Mining	$44,071,438

	Multi-National — 0.5%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,607,232
The accompanying notes are an integral part of these financial statements.
30Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Multi-National — (continued)
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	$ 6,036,876
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	5,133,128
	Total Multi-National	$18,777,236

	Office & Business Equipment — 0.1%
4,740,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 4,849,687
	Total Office & Business Equipment	$4,849,687

	Oil & Gas — 2.3%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,777,554
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	15,170,654
3,170,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	3,158,442
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	5,995,667
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	4,800,799
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,955,088
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,900,549
7,542,505	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,454,260
3,570,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	3,683,504
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,976,159
1,230,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,219,333
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,222,189
5,235,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,751,569
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	5,047,914
3,085,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	3,035,802
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,285,045
	Total Oil & Gas	$78,434,528

	Oil & Gas Services — 0.3%
3,350,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,435,395
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2431

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — (continued)
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,771,838
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	3,089,856
	Total Oil & Gas Services	$12,297,089

	Packaging & Containers — 0.2%
EUR4,000,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 4,430,337
3,995,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	4,119,508
	Total Packaging & Containers	$8,549,845

	Pharmaceuticals — 0.7%
860,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 921,518
1,215,000	Novartis Capital Corp., 4.70%, 9/18/54	1,189,048
6,020,000	Novartis Capital Corp., 4.70%, 9/18/54	5,972,128
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR2,600,000	Rossini S.a.r.l., 6.75%, 12/31/29 (144A)	3,043,241
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,796,442
EUR10,400,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	11,534,157
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,317,207
14,050,000+	Tricida, Inc., 5/15/27	1
	Total Pharmaceuticals	$25,773,742

	Pipelines — 2.7%
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 4,150,463
4,790,000	Enbridge, Inc., 5.625%, 4/5/34	5,023,826
5,520,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,787,185
5,520,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,725,040
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	7,089,040
18,445,000	Energy Transfer LP, 5.60%, 9/1/34	19,162,880
1,694,000(d)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,669,719
10,589,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	10,013,629
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,691,068
The accompanying notes are an integral part of these financial statements.
32Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Pipelines — (continued)
7,290,000	ONEOK, Inc., 4.75%, 10/15/31	$ 7,290,017
3,845,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	4,039,615
9,271,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	9,608,010
2,325,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	2,431,885
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,432,739
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,734,817
	Total Pipelines	$92,849,933

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,672,836
	Total Real Estate	$3,672,836

	REITs — 0.7%
2,425,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,432,687
640,000	Highwoods Realty LP, 2.60%, 2/1/31	545,291
610,000	Highwoods Realty LP, 3.05%, 2/15/30	548,936
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	12,094,194
1,020,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	1,069,533
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,583,347
2,465,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,631,156
1,295,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,382,291
	Total REITs	$23,287,435

	Retail — 0.7%
2,740,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 2,896,903
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	14,056,501
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2433

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	$ 5,021,698
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,656,101
	Total Retail	$25,631,203

	Semiconductors — 0.5%
9,090,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 9,260,658
1,980,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	2,059,106
2,945,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	3,081,915
1,980,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	2,084,929
	Total Semiconductors	$16,486,608

	Software — 0.2%
EUR6,535,000(a)	TeamSystem S.p.A., 7.127% (3 Month EURIBOR + 350 bps), 7/31/31 (144A)	$ 7,305,992
	Total Software	$7,305,992

	Telecommunications — 1.2%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 333,606
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,290,405
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	7,179,893
EUR3,000,000	Iliad Holding SASU, 6.875%, 4/15/31 (144A)	3,548,166
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,699,457
2,337,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,515,196
EUR6,915,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	7,648,400
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,286,199
9,900,000	Total Play Telecomunicaciones S.A. de CV, 6.375%, 9/20/28 (144A)	4,841,771
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	4,274,014
EUR2,400,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	2,788,441
2,100,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	2,241,750
	Total Telecommunications	$40,647,298

The accompanying notes are an integral part of these financial statements.
34Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Transportation — 0.2%
4,910,000	Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31 (144A)	$ 4,297,581
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,311,522
	Total Transportation	$6,609,103

	Total Corporate Bonds (Cost $1,502,755,622)	$1,518,283,093

	Insurance-Linked Securities — 4.0% of Net Assets#
	Event Linked Bonds — 1.8%
	Earthquakes – California — 0.0%†
750,000(a)	Phoenician Re, 7.444%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 750,000
	Earthquakes – U.S. — 0.0%†
500,000(a)	Ursa Re, 10.102%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 509,700
500,000(a)	Veraison Re, 11.516%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	521,900
		$1,031,600

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 16.376%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,534,500
1,000,000(a)	FloodSmart Re, 18.602%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,051,100
		$2,585,600

	Health – U.S. — 0.2%
250,000(a)	Vitality Re XII, 7.296%, (3 Month U.S. Treasury Bill + 275 bps), 1/7/25 (144A)	$ 249,475
2,000,000(a)	Vitality Re XIII, 6.546%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	1,988,400
4,000,000(a)	Vitality Re XIV, 8.046%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,057,200
400,000(a)	Vitality Re XIV, 9.102%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	407,840
		$6,702,915

	Multiperil – U.S. — 0.7%
500,000(a)	Aquila Re, 10.102%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 508,450
500,000(a)	Four Lakes Re, 8.936%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	502,550
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2435

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 10.296%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 254,825
500,000(a)	Herbie Re, 14.322%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	502,400
2,500,000(a)	High Point Re, 10.296%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,557,500
1,750,000(a)	Matterhorn Re, 10.119%, (SOFR + 525 bps), 3/24/25 (144A)	1,772,925
750,000(a)	Matterhorn Re, 12.619%, (SOFR + 775 bps), 3/24/25 (144A)	763,050
500,000(a)	Merna Re II, 11.852%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	512,590
1,000,000(a)	Merna Re II, 13.102%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,046,815
850,000(a)	Mystic Re, 16.546%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	877,200
2,900,000(a)	Mystic Re IV, 13.716%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,041,520
750,000(a)	Residential Re, 10.522%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	772,950
1,500,000(a)	Residential Re, 10.836%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	1,498,500
1,500,000(a)	Residential Re, 12.236%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,559,100
1,250,000(a)	Residential Re, 12.676%, (3 Month U.S. Treasury Bill + 813 bps), 12/6/24 (144A)	1,248,750
1,500,000(a)	Residential Re, 13.022%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,528,950
750,000(a)	Sanders Re, 10.352%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	777,375
2,250,000(a)	Sanders Re II, 7.602%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,267,100
250,000(a)	Sanders Re III, 10.096%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	259,475
750,000(a)	Sanders Re III, 10.816%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	790,650
750,000(a)	Sussex Re, 12.962%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	754,725
		$23,797,400

The accompanying notes are an integral part of these financial statements.
36Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 17.483%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 815,325
250,000(a)	Easton Re, 12.046%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	251,250
500,000(a)	Galileo Re, 11.546%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	512,300
1,000,000(a)	Galileo Re, 11.546%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,030,600
250,000(a)	Matterhorn Re, 10.679%, (SOFR + 575 bps), 12/8/25 (144A)	240,275
800,000(a)	Mona Lisa Re, 17.102%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	843,520
500,000(a)	Northshore Re II, 12.546%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	517,500
		$4,210,770

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re, 12.872%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 792,300
1,000,000(a)	Kilimanjaro III Re, 10.452%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,022,800
1,000,000(a)	Locke Tavern Re, 9.384%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,030,500
2,500,000(a)	Long Point Re IV, 8.852%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,540,000
		$5,385,600

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.678%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,276,375
500,000(a)	Cat Re 2001, 17.102%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	499,150
1,000,000(a)	Kendall Re, 10.852%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,037,100
		$2,812,625

	Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, 11.432%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 50,000
250,000(a)	Marlon Re, 11.602%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	252,425
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2437

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
500,000(a)	Merna Re II, 13.352%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	$ 521,716
500,000(a)	Purple Re, 13.602%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	515,650
		$1,339,791

	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 774,150
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 17.101%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 252,225
250,000(a)	International Bank for Reconstruction & Development, 18.569%, (SOFR + 1,372 bps), 4/24/28 (144A)	261,850
		$514,075

	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 9.852%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 511,250
1,250,000(a)	Blue Ridge Re, 12.602%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,286,000
		$1,797,250

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 516,200
250,000(a)	Alamo Re, 12.296%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	258,700
		$774,900

	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 12.994%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,045,200
750,000(a)	Bonanza Re, 9.476%, (3 Month U.S. Treasury Bill + 493 bps), 12/23/24 (144A)	752,475
250,000(a)	Bonanza Re, 10.166%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	248,250
250,000(a)	Bonanza Re, 12.996%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	259,400
1,000,000(a)	Cape Lookout Re, 13.022%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,043,500
The accompanying notes are an integral part of these financial statements.
38Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
500,000(a)	Gateway Re, 18.562%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	$ 539,700
250,000(a)	Gateway Re II, 13.502%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	266,425
2,500,000(a)	Queen Street Re, 12.102%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,570,500
		$6,725,450

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 4.602%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 247,175
250,000(a)	Gateway Re, 10.102%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	257,150
		$504,325

	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.365%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 765,675
	Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.406%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,335,250
1,000,000(a)	Lightning Re, 15.602%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,062,700
		$2,397,950

	Total Event Linked Bonds	$62,870,076

Face Amount USD ($)
	Collateralized Reinsurance — 0.8%
	Multiperil – Massachusetts — 0.0%†
400,000(c)(k)+	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.3%
1,506,560(k)+	Ballybunion Re 2022, 12/31/27	$ —
1,000,000(c)(k)+	Cheltenham-PI0051 Re 2024, 5/31/30	881,073
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2439

Schedule of Investments  |  9/30/24 (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
9,326,910(c)(k)+	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	$ 9,991,661
250,000(c)(k)+	Mangrove Risk Solutions, 5/10/25 (144A)	234,900
		$11,107,634

	Multiperil – Worldwide — 0.2%
5,000,000(c)(k)+	Gamboge Re, 3/31/30	$ 4,796,344
1,000,000(c)(k)+	Merion Re 2024-1, 12/31/29	995,238
250,000(c)(k)+	Old Head Re 2022, 12/31/27	125,000
250,000(c)(k)+	Old Head Re 2024, 12/31/29	242,255
750,000(c)(k)+	Pine Valley Re 2024, 12/31/28	719,820
300,000(c)(k)+	Walton Health Re 2019, 6/30/25	54,094
2,000,000(c)(k)+	Walton Health Re 2022, 12/15/27	291,507
		$7,224,258

	Windstorm – North Carolina — 0.1%
1,750,000(c)(k)+	Mangrove Risk Solutions, 4/30/30	$ 1,741,775
500,000(c)(k)+	Mangrove Risk Solutions, 4/30/30	497,750
250,000(c)(k)+	Mangrove Risk Solutions, 4/30/30	249,000
		$2,488,525

	Windstorm – U.S. — 0.2%
2,250,000(c)(k)+	Aberystwyth-PI0049, 11/30/27	$ 2,123,752
3,000,000(c)(k)+	PI0048 Re 2024, 11/30/27	2,854,881
		$4,978,633

	Windstorm – U.S. Regional — 0.0%†
5,804,192(c)(k)+	Oakmont Re 2020, 3/31/27	$ —
1,500,000(c)(k)+	Oakmont Re 2024, 4/1/30	1,474,549
		$1,474,549

	Total Collateralized Reinsurance	$27,640,367

	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(l)+	Harambee Re 2018, 12/31/24	$ 12,900
5,000,000(l)+	Harambee Re 2019, 12/31/24	—
3,000,000(c)(l)+	Harambee Re 2020, 12/31/24	—
		$12,900

	Multiperil – Worldwide — 1.4%
250,000(l)+	Alturas Re 2020-3, 9/30/25	$ —
236,951(l)+	Alturas Re 2021-3, 7/31/25	10,023
2,318,301(l)+	Alturas Re 2022-2, 12/31/27	147,908
1,000,000(c)(k)+	Banbury Re-PI0050, 3/31/30	1,038,264
5,000,000(c)(k)+	Bantry Re 2024, 12/31/29	5,606,110
The accompanying notes are an integral part of these financial statements.
40Pioneer Strategic Income Fund | Annual Report | 9/30/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(k)+	Berwick Re 2020-1, 12/31/24	$ 14,352
2,500,000(c)(k)+	Berwick Re 2024-1, 12/31/29	2,767,182
4,000,000(k)+	Eccleston Re 2023, 11/30/28	252,591
524,241(c)(k)+	Eden Re II, 3/21/25 (144A)	26,264
880,000(c)(k)+	Eden Re II, 3/20/26 (144A)	68,050
30,000(k)+	Eden Re II, 3/19/27 (144A)	163,961
2,900,000(c)(k)+	Eden Re II, 3/17/28 (144A)	3,493,340
1,250,000(c)(k)+	Gleneagles Re 2021, 12/31/24	125
1,250,000(c)(k)+	Gleneagles Re 2022, 12/31/27	375,000
5,000,000(c)(k)+	Gullane Re 2024, 12/31/29	5,200,000
2,545,246(c)(l)+	Lorenz Re 2019, 6/30/25	20,871
9,000,000(c)(k)+	Merion Re 2021-2, 12/31/24	540,000
6,551,154(c)(k)+	Merion Re 2022-2, 12/31/27	6,211,224
2,750,000(c)(k)+	Pangaea Re 2024-1, 12/31/29	3,043,619
2,500,000(c)(k)+	Pangaea Re 2024-3, 7/1/28	2,620,764
1,000,000(c)(k)+	Phoenix 3 Re 2023-3, 1/4/27	1,147,300
6,362(c)(k)+	Sector Re V, 12/1/27 (144A)	151,981
4,000,000(c)(k)+	Sector Re V, 12/1/28 (144A)	5,279,246
2,500,000(c)(k)+	Sector Re V, 12/1/28 (144A)	3,299,528
3,609,700(c)(k)+	Sussex Re 2020-1, 12/31/24	4,693
1,000,000(k)+	Sussex Re 2021-1, 12/31/24	—
4,000,000(c)(l)+	Thopas Re 2020, 12/31/24	800
5,000,000(l)+	Thopas Re 2021, 12/31/24	52,000
3,000,000(l)+	Thopas Re 2022, 12/31/27	—
3,192,294(l)+	Thopas Re 2023, 12/31/28	—
3,192,294(c)(l)+	Thopas Re 2024, 12/31/29	3,948,229
2,818,951(l)+	Torricelli Re 2021, 7/31/25	14,095
3,000,000(l)+	Torricelli Re 2022, 6/30/28	2,700
3,250,000(l)+	Torricelli Re 2023, 6/30/29	43,225
3,000,000(c)(l)+	Torricelli Re 2024, 6/30/30	3,244,233
1,250,000(c)(l)+	Viribus Re 2018, 12/31/24	—
3,650,000(l)+	Viribus Re 2019, 12/31/24	—
4,139,570(c)(l)+	Viribus Re 2020, 12/31/24	140,331
2,500,000(c)(l)+	Viribus Re 2022, 12/31/27	—
1,500,000(l)+	Viribus Re 2023, 12/31/28	331,200
250,000(c)(l)+	Viribus Re 2024, 12/31/29	334,050
3,539,362(c)(k)+	Woburn Re 2019, 12/31/24	487,197
		$50,080,456

	Total Reinsurance Sidecars	$50,093,356

	Total Insurance-Linked Securities (Cost $133,030,916)	$140,603,799

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2441

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 3.7% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,756,865
	Total Angola	$5,756,865

	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 229,954
5,955,800(e)	Argentine Republic Government International Bond, 4.125%, 7/9/35	2,858,784
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	8,500,000
	Total Argentina	$11,588,738

	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,959,998
	Total Colombia	$3,959,998

	Dominican Republic — 0.1%
3,030,000	Dominican Republic International Bond, 7.050%, 2/3/31 (144A)	$ 3,259,898
	Total Dominican Republic	$3,259,898

	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,104,402
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	4,812,258
	Total Egypt	$6,916,660

	Ghana — 0.1%
7,018,000(j)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,704,065
	Total Ghana	$3,704,065

	Indonesia — 0.4%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 14,452,917
	Total Indonesia	$14,452,917

	Ivory Coast — 0.4%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,804,191
The accompanying notes are an integral part of these financial statements.
42Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	Ivory Coast — (continued)
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$ 3,444,350
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,353,110
	Total Ivory Coast	$14,601,651

	Romania — 0.3%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 7,063,614
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	4,966,919
	Total Romania	$12,030,533

	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,468,402
	Total Serbia	$5,468,402

	South Africa — 0.4%
12,195,000	Republic of South Africa Government International Bond, 5.875%, 4/20/32	$ 12,150,793
	Total South Africa	$12,150,793

	Supranational — 0.3%
INR581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 6,987,055
KZT1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	2,413,801
	Total Supranational	$9,400,856

	Ukraine — 0.1%
370,029(e)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 163,109
1,382,741(e)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	468,403
1,168,514(e)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	512,978
973,762(e)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	421,152
1,466,437(e)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	652,418
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2443

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	Ukraine — (continued)
2,370,899(e)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	$ 1,031,341
2,936,660(e)	Ukraine Government International Bond, 1.750%, 2/1/36 (144A)	1,266,141
	Total Ukraine	$4,515,542

	United Arab Emirates — 0.5%
16,925,000	UAE International Government Bond, 4.857%, 7/2/34 (144A)	$ 17,637,864
	Total United Arab Emirates	$17,637,864

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 4,497,931
	Total Uruguay	$4,497,931

	Total Foreign Government Bonds (Cost $139,042,796)	$129,942,713

	U.S. Government and Agency Obligations — 18.1% of Net Assets
20,792,329	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 17,466,827
150,919	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	131,599
1,248,917	Federal Home Loan Mortgage Corp., 2.000%, 2/1/51	1,033,552
813,606	Federal Home Loan Mortgage Corp., 2.000%, 4/1/51	672,806
1,215,059	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,007,351
19,290,372	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	16,852,492
671,404	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	579,686
170,890	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	147,542
4,999,996	Federal Home Loan Mortgage Corp., 2.500%, 10/1/51	4,316,951
107,204	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	99,043
28,621	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	26,854
2,158,763	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,028,003
165,110	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	154,358
The accompanying notes are an integral part of these financial statements.
44Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,336,357	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 1,260,093
1,619,437	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,601,251
617,280	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	600,512
163,137	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	158,437
100,138	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	96,541
89,752	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	86,277
156,172	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	150,201
515,491	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	519,788
678,763	Federal Home Loan Mortgage Corp., 4.500%, 4/1/53	667,572
292,679	Federal Home Loan Mortgage Corp., 4.500%, 7/1/53	287,794
1,424,445	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,469,050
901	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	928
233,343	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	239,844
1,461,274	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,474,484
113,877	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	113,931
29,406	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	29,416
109,676	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	109,951
304,767	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	305,233
2,058,692	Federal Home Loan Mortgage Corp., 5.500%, 6/1/39	2,101,713
625,487	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	644,585
1,845,180	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,895,474
303,562	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	311,485
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2445

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
488,691	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	$ 497,957
155,928	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	158,176
1,090,951	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,108,248
32,293,875	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	32,673,345
19,693,571	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	19,921,909
12,636	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	12,922
1,400	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,431
9,392	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	9,604
14,785	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	15,457
42,821	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	44,343
16,427	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	17,228
1,446	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,508
35,777	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	37,719
593,966	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	617,055
630,950	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	647,078
297,926	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	311,732
249,601	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	258,268
167,511	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	175,746
177,319	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	181,884
91,752	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	93,901
161,882	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	167,066
692,252	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	713,634
The accompanying notes are an integral part of these financial statements.
46Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
416,626	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	$ 426,788
25,165,945	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	25,720,568
151,482	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	159,009
177,905	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	184,428
454,446	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	466,941
211,924	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	217,209
329,251	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	339,771
199,838	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	205,273
5,953,489	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,086,516
1,689,823	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,734,925
1,598,243	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,642,081
1,723,968	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,776,516
507,124	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	533,338
676,525	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	703,985
1,406	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,453
204,111	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	210,401
712,404	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	744,858
4,580,342	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	4,858,335
184,273	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	192,836
146,961	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	153,180
198,123	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,632
699,531	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	725,549
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2447

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,438,187	Federal National Mortgage Association, 1.500%, 3/1/42	$ 32,295,216
9,664,749	Federal National Mortgage Association, 2.000%, 12/1/41	8,406,413
506,786	Federal National Mortgage Association, 2.000%, 2/1/42	440,723
187,194	Federal National Mortgage Association, 2.000%, 2/1/42	162,708
573,336	Federal National Mortgage Association, 2.000%, 11/1/50	482,587
291,077	Federal National Mortgage Association, 2.000%, 1/1/51	247,454
1,323,767	Federal National Mortgage Association, 2.000%, 4/1/51	1,094,772
613,312	Federal National Mortgage Association, 2.000%, 4/1/51	507,229
5,064,837	Federal National Mortgage Association, 2.000%, 11/1/51	4,273,905
3,522,093	Federal National Mortgage Association, 2.000%, 3/1/52	2,921,387
2,400,000	Federal National Mortgage Association, 2.000%, 10/15/54 (TBA)	1,983,748
2,000,000	Federal National Mortgage Association, 2.000%, 11/1/54 (TBA)	1,655,701
223,214	Federal National Mortgage Association, 2.500%, 9/1/50	198,248
176,231	Federal National Mortgage Association, 2.500%, 10/1/50	156,522
20,536,530	Federal National Mortgage Association, 2.500%, 5/1/51	18,088,996
576,348	Federal National Mortgage Association, 2.500%, 5/1/51	508,159
7,308,513	Federal National Mortgage Association, 2.500%, 11/1/51	6,443,113
17,271,111	Federal National Mortgage Association, 2.500%, 1/1/52	15,113,597
8,157,339	Federal National Mortgage Association, 2.500%, 1/1/52	7,042,961
1,274,115	Federal National Mortgage Association, 2.500%, 2/1/52	1,119,789
324,654	Federal National Mortgage Association, 2.500%, 4/1/52	285,259
3,000,000	Federal National Mortgage Association, 2.500%, 11/15/53 (TBA)	2,592,189
The accompanying notes are an integral part of these financial statements.
48Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,000,000	Federal National Mortgage Association, 2.500%, 10/1/54 (TBA)	$ 25,892,595
36,492	Federal National Mortgage Association, 3.000%, 5/1/46	33,661
51,982	Federal National Mortgage Association, 3.000%, 10/1/46	47,949
162,584	Federal National Mortgage Association, 3.000%, 11/1/46	150,051
87,918	Federal National Mortgage Association, 3.000%, 11/1/46	80,662
31,349	Federal National Mortgage Association, 3.000%, 1/1/47	28,914
34,586	Federal National Mortgage Association, 3.000%, 3/1/47	31,918
415,858	Federal National Mortgage Association, 3.000%, 3/1/47	381,489
1,451,633	Federal National Mortgage Association, 3.000%, 3/1/47	1,339,691
922,722	Federal National Mortgage Association, 3.000%, 4/1/47	851,524
1,661,963	Federal National Mortgage Association, 3.000%, 5/1/48	1,524,806
9,833,860	Federal National Mortgage Association, 3.000%, 1/1/52	8,970,077
13,262,723	Federal National Mortgage Association, 3.000%, 3/1/52	12,119,226
18,000,000	Federal National Mortgage Association, 3.000%, 10/1/54 (TBA)	16,153,573
2,898,570	Federal National Mortgage Association, 3.000%, 2/1/57	2,500,594
626,852	Federal National Mortgage Association, 3.500%, 1/1/48	595,210
1,087,062	Federal National Mortgage Association, 3.500%, 5/1/49	1,041,832
2,603,497	Federal National Mortgage Association, 3.500%, 3/1/52	2,456,430
4,756,950	Federal National Mortgage Association, 3.500%, 3/1/52	4,460,774
483,551	Federal National Mortgage Association, 3.500%, 4/1/52	452,445
2,124,135	Federal National Mortgage Association, 3.500%, 4/1/52	1,988,941
905,144	Federal National Mortgage Association, 3.500%, 4/1/52	853,261
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2449

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,547,697	Federal National Mortgage Association, 3.500%, 5/1/52	$ 3,332,899
437,573	Federal National Mortgage Association, 3.500%, 5/1/52	413,999
3,402,236	Federal National Mortgage Association, 3.500%, 6/1/52	3,196,177
7,000,000	Federal National Mortgage Association, 3.500%, 10/1/54 (TBA)	6,518,172
1,248,140	Federal National Mortgage Association, 3.500%, 9/1/55	1,180,897
6,428,158	Federal National Mortgage Association, 3.500%, 8/1/58	5,969,977
2,339	Federal National Mortgage Association, 4.000%, 12/1/30	2,329
3,225,050	Federal National Mortgage Association, 4.000%, 10/1/40	3,188,829
1,278,270	Federal National Mortgage Association, 4.000%, 12/1/40	1,263,913
10,584	Federal National Mortgage Association, 4.000%, 12/1/41	10,466
52,846	Federal National Mortgage Association, 4.000%, 7/1/42	51,991
7,029,982	Federal National Mortgage Association, 4.000%, 4/1/44	6,948,141
45,352	Federal National Mortgage Association, 4.000%, 6/1/44	44,421
16,987	Federal National Mortgage Association, 4.000%, 6/1/45	16,833
101,502	Federal National Mortgage Association, 4.000%, 7/1/45	99,261
22,957	Federal National Mortgage Association, 4.000%, 5/1/51	22,137
3,444,541	Federal National Mortgage Association, 4.000%, 7/1/51	3,328,354
70,484	Federal National Mortgage Association, 4.000%, 8/1/51	67,913
1,099,977	Federal National Mortgage Association, 4.000%, 9/1/51	1,067,358
161,778	Federal National Mortgage Association, 4.000%, 6/1/52	155,497
2,892,113	Federal National Mortgage Association, 4.500%, 9/1/43	2,925,173
1,985,434	Federal National Mortgage Association, 4.500%, 1/1/44	2,008,152
The accompanying notes are an integral part of these financial statements.
50Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
217,746	Federal National Mortgage Association, 4.500%, 1/1/47	$ 218,357
660,503	Federal National Mortgage Association, 4.500%, 2/1/47	662,355
28,558	Federal National Mortgage Association, 4.500%, 8/1/54	28,073
708,815	Federal National Mortgage Association, 5.000%, 6/1/35	726,706
222,383	Federal National Mortgage Association, 5.000%, 7/1/35	228,257
565,421	Federal National Mortgage Association, 5.000%, 7/1/35	579,686
207,385	Federal National Mortgage Association, 5.000%, 8/1/35	212,663
268,605	Federal National Mortgage Association, 5.000%, 1/1/39	275,516
78,633	Federal National Mortgage Association, 5.000%, 7/1/41	81,003
1,805,242	Federal National Mortgage Association, 5.000%, 9/1/43	1,847,143
7,441,565	Federal National Mortgage Association, 5.000%, 12/1/44	7,666,088
4,333,657	Federal National Mortgage Association, 5.000%, 8/1/52	4,340,935
259,387	Federal National Mortgage Association, 5.000%, 2/1/53	259,977
382,332	Federal National Mortgage Association, 5.000%, 2/1/53	383,496
533,862	Federal National Mortgage Association, 5.000%, 2/1/53	534,956
989,023	Federal National Mortgage Association, 5.000%, 4/1/53	990,531
158,967	Federal National Mortgage Association, 5.000%, 4/1/53	159,296
781,924	Federal National Mortgage Association, 5.000%, 4/1/53	782,597
4,313	Federal National Mortgage Association, 5.500%, 5/1/33	4,363
2,838	Federal National Mortgage Association, 5.500%, 6/1/33	2,899
9,865	Federal National Mortgage Association, 5.500%, 7/1/33	10,252
20,617	Federal National Mortgage Association, 5.500%, 4/1/34	21,260
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2451

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,404	Federal National Mortgage Association, 5.500%, 10/1/35	$ 3,510
37,589	Federal National Mortgage Association, 5.500%, 12/1/35	38,659
18,823	Federal National Mortgage Association, 5.500%, 3/1/36	19,504
1,851,507	Federal National Mortgage Association, 5.500%, 6/1/39	1,890,201
473,911	Federal National Mortgage Association, 5.500%, 5/1/49	486,293
1,578,487	Federal National Mortgage Association, 5.500%, 4/1/50	1,620,538
3,554,708	Federal National Mortgage Association, 5.500%, 4/1/50	3,650,867
442,762	Federal National Mortgage Association, 5.500%, 11/1/52	448,941
1,585,087	Federal National Mortgage Association, 5.500%, 2/1/53	1,606,638
1,122,317	Federal National Mortgage Association, 5.500%, 4/1/53	1,139,402
1,124,001	Federal National Mortgage Association, 5.500%, 4/1/53	1,141,113
173,259	Federal National Mortgage Association, 5.500%, 4/1/53	177,174
534,169	Federal National Mortgage Association, 5.500%, 4/1/53	541,129
449,087	Federal National Mortgage Association, 5.500%, 4/1/53	461,131
11,952,376	Federal National Mortgage Association, 5.500%, 9/1/53	12,095,652
2,360,358	Federal National Mortgage Association, 5.500%, 9/1/53	2,389,606
286	Federal National Mortgage Association, 6.000%, 3/1/32	299
488	Federal National Mortgage Association, 6.000%, 10/1/32	511
2,330	Federal National Mortgage Association, 6.000%, 11/1/32	2,399
6,824	Federal National Mortgage Association, 6.000%, 12/1/32	7,008
2,254	Federal National Mortgage Association, 6.000%, 1/1/33	2,362
1,163	Federal National Mortgage Association, 6.000%, 3/1/33	1,209
The accompanying notes are an integral part of these financial statements.
52Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,355	Federal National Mortgage Association, 6.000%, 5/1/33	$ 8,639
19,640	Federal National Mortgage Association, 6.000%, 12/1/33	20,510
14,881	Federal National Mortgage Association, 6.000%, 1/1/34	15,487
75,972	Federal National Mortgage Association, 6.000%, 6/1/37	79,258
33,142	Federal National Mortgage Association, 6.000%, 12/1/37	34,928
52,780	Federal National Mortgage Association, 6.000%, 4/1/38	55,594
13,184	Federal National Mortgage Association, 6.000%, 7/1/38	13,544
1,610,313	Federal National Mortgage Association, 6.000%, 1/1/53	1,686,149
510,198	Federal National Mortgage Association, 6.000%, 1/1/53	530,392
513,498	Federal National Mortgage Association, 6.000%, 2/1/53	527,615
186,305	Federal National Mortgage Association, 6.000%, 2/1/53	194,922
143,309	Federal National Mortgage Association, 6.000%, 3/1/53	147,659
174,992	Federal National Mortgage Association, 6.000%, 3/1/53	180,928
344,427	Federal National Mortgage Association, 6.000%, 4/1/53	352,458
564,778	Federal National Mortgage Association, 6.000%, 4/1/53	578,957
3,075,924	Federal National Mortgage Association, 6.000%, 5/1/53	3,221,168
1,558,387	Federal National Mortgage Association, 6.000%, 5/1/53	1,630,369
158,677	Federal National Mortgage Association, 6.000%, 6/1/53	164,758
197,214	Federal National Mortgage Association, 6.000%, 6/1/53	203,608
197,389	Federal National Mortgage Association, 6.000%, 6/1/53	202,061
197,009	Federal National Mortgage Association, 6.000%, 6/1/53	202,100
134,928	Federal National Mortgage Association, 6.000%, 6/1/53	138,438
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2453

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
334,334	Federal National Mortgage Association, 6.000%, 6/1/53	$ 350,404
273,327	Federal National Mortgage Association, 6.000%, 6/1/53	283,708
2,455,176	Federal National Mortgage Association, 6.000%, 8/1/53	2,538,431
9,237,414	Federal National Mortgage Association, 6.000%, 9/1/53	9,449,153
640,730	Federal National Mortgage Association, 6.000%, 2/1/54	677,838
8,960,266	Federal National Mortgage Association, 6.000%, 2/1/54	9,157,739
312,331	Federal National Mortgage Association, 6.000%, 3/1/54	321,124
499,564	Federal National Mortgage Association, 6.000%, 3/1/54	511,797
199,829	Federal National Mortgage Association, 6.000%, 8/1/54	206,750
176	Federal National Mortgage Association, 6.500%, 5/1/31	183
70	Federal National Mortgage Association, 6.500%, 6/1/31	72
181	Federal National Mortgage Association, 6.500%, 2/1/32	187
1,318	Federal National Mortgage Association, 6.500%, 3/1/32	1,377
480	Federal National Mortgage Association, 6.500%, 8/1/32	499
136,455	Federal National Mortgage Association, 6.500%, 2/1/53	142,570
1,191,584	Federal National Mortgage Association, 6.500%, 3/1/53	1,246,667
237,427	Federal National Mortgage Association, 6.500%, 3/1/53	248,817
727,488	Federal National Mortgage Association, 6.500%, 3/1/53	760,012
157,303	Federal National Mortgage Association, 6.500%, 4/1/53	164,045
176,175	Federal National Mortgage Association, 6.500%, 4/1/53	185,945
218,535	Federal National Mortgage Association, 6.500%, 4/1/53	227,929
166,336	Federal National Mortgage Association, 6.500%, 2/1/54	173,609
The accompanying notes are an integral part of these financial statements.
54Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,455	Federal National Mortgage Association, 6.500%, 5/1/54	$ 104,447
13,137,400	Federal National Mortgage Association, 6.500%, 6/1/54	13,542,426
200,000	Federal National Mortgage Association, 6.500%, 9/1/54	207,396
54,000,000	Federal National Mortgage Association, 6.500%, 10/1/54 (TBA)	55,668,227
91	Federal National Mortgage Association, 7.000%, 5/1/28	94
66	Federal National Mortgage Association, 7.000%, 2/1/29	69
203	Federal National Mortgage Association, 7.000%, 7/1/31	211
37	Federal National Mortgage Association, 7.500%, 1/1/28	37
2,000,000	Government National Mortgage Association, 2.000%, 10/15/54 (TBA)	1,695,467
3,000,000	Government National Mortgage Association, 2.500%, 10/15/54 (TBA)	2,643,634
600,000	Government National Mortgage Association, 5.500%, 10/15/54 (TBA)	605,778
1,000,000	Government National Mortgage Association, 6.000%, 10/15/54 (TBA)	1,016,942
2,000,000	Government National Mortgage Association, 6.500%, 10/20/54 (TBA)	2,046,270
363,549	Government National Mortgage Association I, 3.500%, 10/15/42	349,764
1,384	Government National Mortgage Association I, 4.000%, 3/15/39	1,372
2,584	Government National Mortgage Association I, 4.000%, 4/15/39	2,535
2,247	Government National Mortgage Association I, 4.000%, 4/15/39	2,223
3,601	Government National Mortgage Association I, 4.000%, 7/15/39	3,529
2,727	Government National Mortgage Association I, 4.000%, 1/15/40	2,684
55,761	Government National Mortgage Association I, 4.000%, 4/15/40	54,893
91,173	Government National Mortgage Association I, 4.000%, 7/15/40	89,304
57,020	Government National Mortgage Association I, 4.000%, 8/15/40	56,132
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2455

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
31,187	Government National Mortgage Association I, 4.000%, 8/15/40	$ 30,860
15,892	Government National Mortgage Association I, 4.000%, 9/15/40	15,644
18,625	Government National Mortgage Association I, 4.000%, 10/15/40	18,431
4,702	Government National Mortgage Association I, 4.000%, 10/15/40	4,634
2,824	Government National Mortgage Association I, 4.000%, 10/15/40	2,794
1,807	Government National Mortgage Association I, 4.000%, 11/15/40	1,788
18,067	Government National Mortgage Association I, 4.000%, 11/15/40	17,972
52,103	Government National Mortgage Association I, 4.000%, 11/15/40	51,291
55,814	Government National Mortgage Association I, 4.000%, 11/15/40	55,227
341,051	Government National Mortgage Association I, 4.000%, 12/15/40	335,738
2,510	Government National Mortgage Association I, 4.000%, 12/15/40	2,471
2,597	Government National Mortgage Association I, 4.000%, 12/15/40	2,557
745	Government National Mortgage Association I, 4.000%, 1/15/41	734
11,181	Government National Mortgage Association I, 4.000%, 1/15/41	11,062
9,289	Government National Mortgage Association I, 4.000%, 1/15/41	9,145
4,580	Government National Mortgage Association I, 4.000%, 2/15/41	4,508
223,356	Government National Mortgage Association I, 4.000%, 2/15/41	219,878
22,104	Government National Mortgage Association I, 4.000%, 3/15/41	21,869
3,738	Government National Mortgage Association I, 4.000%, 4/15/41	3,699
8,632	Government National Mortgage Association I, 4.000%, 5/15/41	8,474
4,361	Government National Mortgage Association I, 4.000%, 5/15/41	4,271
1,055	Government National Mortgage Association I, 4.000%, 6/15/41	1,039
The accompanying notes are an integral part of these financial statements.
56Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
706	Government National Mortgage Association I, 4.000%, 6/15/41	$ 699
540,552	Government National Mortgage Association I, 4.000%, 6/15/41	529,466
11,294	Government National Mortgage Association I, 4.000%, 7/15/41	11,174
2,538	Government National Mortgage Association I, 4.000%, 7/15/41	2,511
80,711	Government National Mortgage Association I, 4.000%, 7/15/41	79,852
44,060	Government National Mortgage Association I, 4.000%, 7/15/41	43,374
25,543	Government National Mortgage Association I, 4.000%, 7/15/41	25,145
3,254	Government National Mortgage Association I, 4.000%, 8/15/41	3,187
34,633	Government National Mortgage Association I, 4.000%, 8/15/41	34,094
2,324	Government National Mortgage Association I, 4.000%, 8/15/41	2,276
23,854	Government National Mortgage Association I, 4.000%, 9/15/41	23,483
4,103	Government National Mortgage Association I, 4.000%, 9/15/41	4,059
10,037	Government National Mortgage Association I, 4.000%, 9/15/41	9,851
5,349	Government National Mortgage Association I, 4.000%, 9/15/41	5,292
163,331	Government National Mortgage Association I, 4.000%, 9/15/41	160,787
91,272	Government National Mortgage Association I, 4.000%, 9/15/41	89,535
2,265	Government National Mortgage Association I, 4.000%, 9/15/41	2,241
2,235	Government National Mortgage Association I, 4.000%, 10/15/41	2,211
1,683	Government National Mortgage Association I, 4.000%, 10/15/41	1,657
5,395	Government National Mortgage Association I, 4.000%, 10/15/41	5,311
4,668	Government National Mortgage Association I, 4.000%, 10/15/41	4,591
3,161	Government National Mortgage Association I, 4.000%, 10/15/41	3,111
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2457

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,738	Government National Mortgage Association I, 4.000%, 11/15/41	$ 3,699
78,923	Government National Mortgage Association I, 4.000%, 11/15/41	77,694
5,283	Government National Mortgage Association I, 4.000%, 11/15/41	5,200
11,136	Government National Mortgage Association I, 4.000%, 12/15/41	10,851
4,055	Government National Mortgage Association I, 4.000%, 12/15/41	4,012
4,321	Government National Mortgage Association I, 4.000%, 12/15/41	4,254
399,248	Government National Mortgage Association I, 4.000%, 1/15/42	394,998
1,663	Government National Mortgage Association I, 4.000%, 2/15/42	1,645
68,397	Government National Mortgage Association I, 4.000%, 2/15/42	67,331
23,912	Government National Mortgage Association I, 4.000%, 2/15/42	23,468
950	Government National Mortgage Association I, 4.000%, 2/15/42	930
4,515	Government National Mortgage Association I, 4.000%, 2/15/42	4,467
716,338	Government National Mortgage Association I, 4.000%, 5/15/42	705,178
24,291	Government National Mortgage Association I, 4.000%, 6/15/42	24,032
22,634	Government National Mortgage Association I, 4.000%, 6/15/42	22,282
21,000	Government National Mortgage Association I, 4.000%, 6/15/42	20,776
3,974	Government National Mortgage Association I, 4.000%, 10/15/42	3,932
225,331	Government National Mortgage Association I, 4.000%, 4/15/43	222,932
100,867	Government National Mortgage Association I, 4.000%, 5/15/43	99,794
1,311	Government National Mortgage Association I, 4.000%, 5/15/43	1,284
115,625	Government National Mortgage Association I, 4.000%, 8/15/43	113,823
55,984	Government National Mortgage Association I, 4.000%, 9/15/43	55,222
The accompanying notes are an integral part of these financial statements.
58Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,795	Government National Mortgage Association I, 4.000%, 9/15/43	$ 2,752
40,665	Government National Mortgage Association I, 4.000%, 2/15/44	40,232
23,100	Government National Mortgage Association I, 4.000%, 3/15/44	22,858
598,358	Government National Mortgage Association I, 4.000%, 3/15/44	589,033
876,625	Government National Mortgage Association I, 4.000%, 3/15/44	862,963
31,543	Government National Mortgage Association I, 4.000%, 3/15/44	31,168
16,451	Government National Mortgage Association I, 4.000%, 3/15/44	16,153
173,056	Government National Mortgage Association I, 4.000%, 3/15/44	172,922
244,103	Government National Mortgage Association I, 4.000%, 4/15/44	239,095
175,687	Government National Mortgage Association I, 4.000%, 4/15/44	172,009
2,220	Government National Mortgage Association I, 4.000%, 4/15/44	2,182
33,915	Government National Mortgage Association I, 4.000%, 4/15/44	33,442
65,974	Government National Mortgage Association I, 4.000%, 5/15/44	64,620
296,639	Government National Mortgage Association I, 4.000%, 8/15/44	290,490
13,299	Government National Mortgage Association I, 4.000%, 8/15/44	12,899
309,917	Government National Mortgage Association I, 4.000%, 8/15/44	305,087
70,306	Government National Mortgage Association I, 4.000%, 8/15/44	68,776
15,055	Government National Mortgage Association I, 4.000%, 8/15/44	14,764
850,737	Government National Mortgage Association I, 4.000%, 9/15/44	836,952
64,700	Government National Mortgage Association I, 4.000%, 9/15/44	63,572
86,215	Government National Mortgage Association I, 4.000%, 9/15/44	85,178
2,187	Government National Mortgage Association I, 4.000%, 9/15/44	2,152
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2459

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
53,591	Government National Mortgage Association I, 4.000%, 9/15/44	$ 52,850
92,024	Government National Mortgage Association I, 4.000%, 9/15/44	90,892
483,975	Government National Mortgage Association I, 4.000%, 9/15/44	475,228
56,323	Government National Mortgage Association I, 4.000%, 9/15/44	54,611
31,386	Government National Mortgage Association I, 4.000%, 9/15/44	30,959
65,515	Government National Mortgage Association I, 4.000%, 9/15/44	64,352
567,645	Government National Mortgage Association I, 4.000%, 9/15/44	561,601
1,237,649	Government National Mortgage Association I, 4.000%, 9/15/44	1,209,188
27,952	Government National Mortgage Association I, 4.000%, 10/15/44	27,490
7,128	Government National Mortgage Association I, 4.000%, 11/15/44	7,026
6,063	Government National Mortgage Association I, 4.000%, 11/15/44	5,930
30,968	Government National Mortgage Association I, 4.000%, 11/15/44	30,428
3,989	Government National Mortgage Association I, 4.000%, 11/15/44	3,899
127,500	Government National Mortgage Association I, 4.000%, 12/15/44	125,984
41,525	Government National Mortgage Association I, 4.000%, 12/15/44	40,742
18,540	Government National Mortgage Association I, 4.000%, 12/15/44	18,342
1,812	Government National Mortgage Association I, 4.000%, 12/15/44	1,769
167,007	Government National Mortgage Association I, 4.000%, 1/15/45	163,132
319,452	Government National Mortgage Association I, 4.000%, 1/15/45	311,710
55,817	Government National Mortgage Association I, 4.000%, 1/15/45	54,465
269,597	Government National Mortgage Association I, 4.000%, 1/15/45	264,065
27,711	Government National Mortgage Association I, 4.000%, 2/15/45	27,199
The accompanying notes are an integral part of these financial statements.
60Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
94,747	Government National Mortgage Association I, 4.000%, 2/15/45	$ 93,271
62,291	Government National Mortgage Association I, 4.000%, 2/15/45	61,166
40,059	Government National Mortgage Association I, 4.000%, 2/15/45	39,236
127,259	Government National Mortgage Association I, 4.000%, 2/15/45	124,149
65,908	Government National Mortgage Association I, 4.000%, 4/15/45	64,745
36,484	Government National Mortgage Association I, 4.000%, 5/15/45	35,900
15,042	Government National Mortgage Association I, 4.000%, 7/15/45	14,671
43,831	Government National Mortgage Association I, 4.000%, 9/15/45	42,904
29,194	Government National Mortgage Association I, 4.500%, 9/15/33	29,405
43,462	Government National Mortgage Association I, 4.500%, 10/15/33	43,627
17,090	Government National Mortgage Association I, 4.500%, 4/15/35	16,934
394,346	Government National Mortgage Association I, 4.500%, 3/15/38	398,864
143,164	Government National Mortgage Association I, 4.500%, 1/15/40	144,795
228,972	Government National Mortgage Association I, 4.500%, 6/15/40	230,756
75,712	Government National Mortgage Association I, 4.500%, 9/15/40	76,570
373,939	Government National Mortgage Association I, 4.500%, 11/15/40	376,950
526,101	Government National Mortgage Association I, 4.500%, 6/15/41	532,709
100,942	Government National Mortgage Association I, 4.500%, 6/15/41	101,715
141,808	Government National Mortgage Association I, 4.500%, 7/15/41	142,499
221,602	Government National Mortgage Association I, 4.500%, 8/15/41	221,794
117,411	Government National Mortgage Association I, 5.000%, 9/15/33	120,878
46,146	Government National Mortgage Association I, 5.125%, 10/15/38	47,588
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2461

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
24,449	Government National Mortgage Association I, 5.500%, 7/15/33	$ 24,934
37,100	Government National Mortgage Association I, 5.500%, 1/15/34	38,408
31,827	Government National Mortgage Association I, 5.500%, 4/15/34	32,949
53,397	Government National Mortgage Association I, 5.500%, 7/15/34	55,280
50,270	Government National Mortgage Association I, 5.500%, 10/15/34	51,805
32,628	Government National Mortgage Association I, 5.500%, 1/15/35	33,738
67,068	Government National Mortgage Association I, 5.500%, 2/15/35	69,434
66,090	Government National Mortgage Association I, 5.500%, 2/15/35	68,423
10,387	Government National Mortgage Association I, 5.500%, 6/15/35	10,753
12,561	Government National Mortgage Association I, 5.500%, 12/15/35	13,005
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
8,010	Government National Mortgage Association I, 5.500%, 3/15/37	8,224
36,825	Government National Mortgage Association I, 5.500%, 3/15/37	37,404
118,444	Government National Mortgage Association I, 5.750%, 10/15/38	123,688
15,659	Government National Mortgage Association I, 5.750%, 10/15/38	16,468
24,890	Government National Mortgage Association I, 6.000%, 8/15/32	25,867
22,074	Government National Mortgage Association I, 6.000%, 1/15/33	23,338
18,489	Government National Mortgage Association I, 6.000%, 2/15/33	19,048
35,826	Government National Mortgage Association I, 6.000%, 2/15/33	36,915
1,662	Government National Mortgage Association I, 6.000%, 3/15/33	1,689
9,453	Government National Mortgage Association I, 6.000%, 3/15/33	9,771
23,702	Government National Mortgage Association I, 6.000%, 3/15/33	24,407
The accompanying notes are an integral part of these financial statements.
62Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,163	Government National Mortgage Association I, 6.000%, 5/15/33	$ 5,228
18,046	Government National Mortgage Association I, 6.000%, 5/15/33	18,552
34,663	Government National Mortgage Association I, 6.000%, 5/15/33	35,428
21,442	Government National Mortgage Association I, 6.000%, 6/15/33	22,095
41,299	Government National Mortgage Association I, 6.000%, 6/15/33	43,680
41,734	Government National Mortgage Association I, 6.000%, 7/15/33	43,995
18,498	Government National Mortgage Association I, 6.000%, 7/15/33	18,714
11,402	Government National Mortgage Association I, 6.000%, 9/15/33	11,522
52,363	Government National Mortgage Association I, 6.000%, 11/15/33	53,962
9,658	Government National Mortgage Association I, 6.000%, 1/15/34	9,981
101,724	Government National Mortgage Association I, 6.000%, 10/15/37	105,508
122,025	Government National Mortgage Association I, 6.000%, 7/15/38	128,458
2,032	Government National Mortgage Association I, 6.500%, 1/15/29	2,057
228	Government National Mortgage Association I, 6.500%, 5/15/29	235
811	Government National Mortgage Association I, 6.500%, 10/15/31	821
67	Government National Mortgage Association I, 6.500%, 12/15/31	70
493	Government National Mortgage Association I, 6.500%, 2/15/32	511
246	Government National Mortgage Association I, 6.500%, 3/15/32	255
2,282	Government National Mortgage Association I, 6.500%, 5/15/32	2,314
1,562	Government National Mortgage Association I, 6.500%, 6/15/32	1,614
2,053	Government National Mortgage Association I, 6.500%, 7/15/32	2,103
1,059	Government National Mortgage Association I, 6.500%, 7/15/32	1,091
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2463

Schedule of Investments  |  9/30/24 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
752	Government National Mortgage Association I, 6.500%, 8/15/32	$ 769
6,649	Government National Mortgage Association I, 6.500%, 8/15/32	6,796
576	Government National Mortgage Association I, 6.500%, 8/15/32	597
12,868	Government National Mortgage Association I, 6.500%, 9/15/32	13,049
20,558	Government National Mortgage Association I, 6.500%, 9/15/32	21,312
6,318	Government National Mortgage Association I, 6.500%, 10/15/32	6,405
11,489	Government National Mortgage Association I, 6.500%, 11/15/32	11,982
16,461	Government National Mortgage Association I, 6.500%, 7/15/35	17,085
105	Government National Mortgage Association I, 7.000%, 5/15/29	108
55	Government National Mortgage Association I, 7.000%, 5/15/29	56
136	Government National Mortgage Association I, 7.000%, 5/15/31	136
505,868	Government National Mortgage Association II, 3.500%, 4/20/45	480,156
822,761	Government National Mortgage Association II, 3.500%, 4/20/45	782,091
372,609	Government National Mortgage Association II, 3.500%, 4/20/45	351,554
850,276	Government National Mortgage Association II, 3.500%, 3/20/46	810,548
1,808,334	Government National Mortgage Association II, 4.000%, 10/20/46	1,777,095
746,247	Government National Mortgage Association II, 4.000%, 2/20/48	725,044
1,043,394	Government National Mortgage Association II, 4.000%, 4/20/48	1,013,746
121,990	Government National Mortgage Association II, 4.500%, 12/20/34	123,592
99,933	Government National Mortgage Association II, 4.500%, 1/20/35	101,246
87,485	Government National Mortgage Association II, 4.500%, 3/20/35	88,632
940,389	Government National Mortgage Association II, 4.500%, 9/20/41	951,628
The accompanying notes are an integral part of these financial statements.
64Pioneer Strategic Income Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,363,843	Government National Mortgage Association II, 4.500%, 9/20/44	$ 1,364,302
589,600	Government National Mortgage Association II, 4.500%, 10/20/44	593,742
1,140,675	Government National Mortgage Association II, 4.500%, 11/20/44	1,148,688
28,749	Government National Mortgage Association II, 5.500%, 3/20/34	29,948
743	Government National Mortgage Association II, 5.500%, 10/20/37	768
10,267	Government National Mortgage Association II, 6.000%, 5/20/32	10,757
42,041	Government National Mortgage Association II, 6.000%, 10/20/33	44,108
32	Government National Mortgage Association II, 6.500%, 1/20/28	33
722	Government National Mortgage Association II, 7.000%, 1/20/29	744
45,000,000(g)	U.S. Treasury Bills, 10/8/24	44,959,028
	Total U.S. Government and Agency Obligations (Cost $632,847,388)	$626,976,576

	SHORT TERM INVESTMENTS — 4.6% of Net Assets
	Repurchase Agreements — 1.1%
37,960,000	Bank of America, 4.86%, dated 9/30/24,
to be purchased on 10/1/24 for $37,965,125, collateralized by the following:
$8,033,743, U.S. Treasury Bond,
3.25%-7.50%, 11/15/24-11/15/53
$2,013,551, U.S. Treasury Note, 3.50%, 9/30/26,
$22,731,595, U.S. Treasury Strip Coupon, 5/15/47-8/15/51,
	$5,940,312, U.S. Treasury Strip Principal, 8/15/28-5/15/54	$ 37,960,000
		$37,960,000

	Foreign Treasury Obligations — 0.5%
EGP668,125,000(m)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 12,272,179
EGP322,125,000(m)	Egypt Treasury Bills, 25.951%, 6/3/25	5,635,716
		$17,907,895

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2465

Schedule of Investments  |  9/30/24 (continued)
Shares		Value
	Open-End Fund — 3.0%
103,852,442(n)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 103,852,442
		$103,852,442

	TOTAL SHORT TERM INVESTMENTS (Cost $159,809,674)	$159,720,337

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Option Purchased — 0.0%†
169,000,000	Put USD/Call JPY	Citibank NA	USD 6,267,365	USD 137.28	1/10/25	$1,989,248
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 6,267,365)					$1,989,248

	TOTAL OPTIONS PURCHASED (Premiums paid $ 6,267,365)					$1,989,248

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.1% (Cost $3,609,205,827)					$3,512,705,197
Principal Amount USD ($)
	TBA Sales Commitments — (2.6)% of Net Assets
	U.S. Government and Agency Obligations — (2.6)%
(1,000,000)	Federal National Mortgage Association, 4.500%, 10/1/54 (TBA)	$ (983,027)
(58,000,000)	Federal National Mortgage Association, 5.500%, 10/1/54 (TBA)	(58,671,610)
(3,900,000)	Federal National Mortgage Association, 5.500%, 10/15/39 (TBA)	(3,982,337)
(27,000,000)	Federal National Mortgage Association, 6.000%, 10/1/54 (TBA)	(27,594,780)
	TOTAL TBA SALES COMMITMENTS (Proceeds $91,439,840)	$(91,231,754)

The accompanying notes are an integral part of these financial statements.
66Pioneer Strategic Income Fund | Annual Report | 9/30/24

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Written — (0.0)%†
(84,500,000)	Put USD/Call JPY	Citibank NA	USD 3,061,857	USD 137.28	1/10/25	$(994,624)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $3,061,857)					$(994,624)

	OTHER ASSETS AND LIABILITIES — 1.5%					$51,134,798
	net assets — 100.0%					$3,471,613,617

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $1,958,209,219, or 56.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate shown represents yield-to-maturity.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2467

Schedule of Investments  |  9/30/24 (continued)
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Aberystwyth-PI0049	7/1/2024	$1,968,188	$2,123,752
Alamo Re	4/12/2023	1,004,137	1,045,200
Alamo Re	4/4/2024	500,000	516,200
Alamo Re	4/4/2024	250,000	258,700
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	23,031	10,023
Alturas Re 2022-2	1/18/2022	—	147,908
Aquila Re	5/10/2023	750,000	792,300
Aquila Re	4/26/2024	500,000	508,450
Atlas Capital	5/17/2023	1,250,000	1,276,375
Atlas Re	5/24/2024	750,000	815,325
Ballybunion Re 2022	3/9/2022	—	—
Banbury Re-PI0050	8/19/2024	1,000,000	1,038,264
Bantry Re 2024	2/1/2024	4,941,217	5,606,110
Berwick Re 2020-1	9/24/2020	—	14,352
Berwick Re 2024-1	1/10/2024	2,500,000	2,767,182
Blue Ridge Re	11/14/2023	500,000	511,250
Blue Ridge Re	11/14/2023	1,250,000	1,286,000
Bonanza Re	12/15/2020	750,000	752,475
Bonanza Re	3/11/2022	250,000	248,250
Bonanza Re	1/6/2023	250,000	259,400
Cape Lookout Re	4/14/2023	1,000,000	1,043,500
Cat Re 2001	11/14/2023	500,000	499,150
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	881,073
Commonwealth Re	6/15/2022	750,000	765,675
Easton Re	5/16/2024	246,724	251,250
Eccleston Re 2023	7/13/2023	—	252,591
Eden Re II	1/25/2021	174,046	26,264
Eden Re II	1/21/2022	136,254	68,050
Eden Re II	1/17/2023	—	163,961
Eden Re II	1/10/2024	2,900,000	3,493,340
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	9,257,634	9,991,661
FloodSmart Re	2/14/2022	1,500,000	1,534,500
FloodSmart Re	2/29/2024	1,000,000	1,051,100
Four Lakes Re	12/15/2021	500,000	502,550
The accompanying notes are an integral part of these financial statements.
68Pioneer Strategic Income Fund | Annual Report | 9/30/24

Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	12/8/2023	$250,000	$254,825
Galileo Re	12/4/2023	1,000,000	1,030,600
Galileo Re	12/4/2023	500,000	512,300
Gamboge Re	5/9/2024	4,363,285	4,796,344
Gateway Re	2/3/2023	500,000	539,700
Gateway Re	3/11/2024	250,000	257,150
Gateway Re	3/11/2024	244,110	247,175
Gateway Re II	4/13/2023	250,000	266,425
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	375,000
Gullane Re 2024	2/14/2024	4,846,296	5,200,000
Harambee Re 2018	12/19/2017	63,696	12,900
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	10/19/2020	500,000	502,400
High Point Re	12/1/2023	2,500,000	2,557,500
Integrity Re	5/9/2022	500,000	50,000
Integrity Re	3/23/2023	1,250,000	1,335,250
International Bank for Reconstruction & Development	4/3/2024	250,000	261,850
International Bank for Reconstruction & Development	5/1/2024	250,000	252,225
Kendall Re	4/22/2024	1,000,000	1,037,100
Kilimanjaro III Re	6/15/2022	1,000,000	1,022,800
Lightning Re	3/20/2023	1,000,000	1,062,700
Locke Tavern Re	3/23/2023	1,000,000	1,030,500
Long Point Re IV	5/13/2022	2,500,000	2,540,000
Lorenz Re 2019	7/10/2019	387,055	20,871
Mangrove Risk Solutions	6/17/2024	224,653	234,900
Mangrove Risk Solutions	7/9/2024	1,622,358	1,741,775
Mangrove Risk Solutions	7/9/2024	469,761	497,750
Mangrove Risk Solutions	7/9/2024	237,105	249,000
Marlon Re	5/24/2024	250,000	252,425
Matterhorn Re	12/15/2021	250,000	240,275
Matterhorn Re	3/10/2022	1,750,000	1,772,925
Matterhorn Re	3/10/2022	750,000	763,050
Mayflower Re	6/21/2024	750,000	774,150
Merion Re 2021-2	12/28/2020	2,448,846	540,000
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2024-1	1/11/2024	843,568	995,238
Merna Re II	5/8/2024	500,000	512,590
Merna Re II	5/8/2024	500,000	521,716
Merna Re II	5/8/2024	1,000,000	1,046,815
Mona Lisa Re	12/30/2022	800,000	843,520
Mystic Re	12/12/2023	849,229	877,200
Mystic Re IV	12/16/2022	2,900,000	3,041,520
Northshore Re II	6/22/2022	500,000	517,500
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,331,036	1,474,549
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	242,255
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2469

Schedule of Investments  |  9/30/24 (continued)
Restricted Securities	Acquisition date	Cost	Value
Pangaea Re 2024-1	2/27/2024	$2,750,000	$3,043,619
Pangaea Re 2024-3	7/31/2024	2,500,000	2,620,764
Phoenician Re	12/1/2021	750,000	750,000
Phoenix 3 Re 2023-3	12/21/2020	868,566	1,147,300
PI0048 Re 2024	6/12/2024	2,527,350	2,854,881
Pine Valley Re 2024	1/17/2024	621,894	719,820
Portsalon Re 2022	7/15/2022	323,453	366,768
Purple Re	4/2/2024	500,000	515,650
Queen Street Re	5/12/2023	2,500,000	2,570,500
Residential Re	10/30/2020	1,500,000	1,498,500
Residential Re	10/30/2020	1,250,000	1,248,750
Residential Re	11/22/2022	1,500,000	1,559,100
Residential Re	11/7/2023	1,500,000	1,528,950
Residential Re	11/7/2023	750,000	772,950
Sanders Re	1/16/2024	750,000	777,375
Sanders Re II	3/1/2022	2,250,000	2,267,100
Sanders Re III	11/30/2022	750,000	790,650
Sanders Re III	3/24/2023	250,000	259,475
Sector Re V	12/30/2022	—	151,981
Sector Re V	12/4/2023	4,000,000	5,279,246
Sector Re V	12/29/2023	2,500,000	3,299,528
Sussex Re	12/7/2020	750,000	754,725
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	—
Thopas Re 2020	12/30/2019	—	800
Thopas Re 2021	12/30/2020	—	52,000
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	3,192,294	3,948,229
Torricelli Re 2021	7/2/2021	—	14,095
Torricelli Re 2022	7/26/2022	—	2,700
Torricelli Re 2023	7/26/2023	—	43,225
Torricelli Re 2024	7/25/2024	3,000,000	3,244,233
Ursa Re	4/12/2023	500,000	509,700
Veraison Re	12/14/2022	500,000	521,900
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	140,331
Viribus Re 2022	4/18/2022	—	—
Viribus Re 2023	2/2/2023	—	331,200
Viribus Re 2024	3/19/2024	250,000	334,050
Vitality Re XII	9/21/2023	249,010	249,475
Vitality Re XIII	1/4/2023	1,951,315	1,988,400
Vitality Re XIV	1/25/2023	4,005,460	4,057,200
Vitality Re XIV	1/25/2023	400,000	407,840
Walton Health Re 2019	7/18/2019	—	54,094
Walton Health Re 2022	7/13/2022	7,000	291,507
Woburn Re 2019	1/30/2019	404,953	487,197
Total Restricted Securities			$140,603,799
% of Net assets			4.1%
The accompanying notes are an integral part of these financial statements.
70Pioneer Strategic Income Fund | Annual Report | 9/30/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	24,100,000	USD	15,977,428	Bank of America NA	10/25/24	$691,054
BRL	84,000,000	USD	14,670,209	Citibank NA	11/8/24	678,836
USD	7,138,925	EUR	6,545,000	Citibank NA	10/25/24	(154,651)
BRL	52,035,000	USD	9,455,751	Goldman Sachs & Co.	11/8/24	52,433
INR	1,416,850,000	USD	16,876,926	Goldman Sachs & Co.	10/25/24	12,453
TRY	462,500,000	USD	10,950,773	Goldman Sachs & Co.	1/10/25	1,185,192
AUD	26,560,000	USD	18,258,980	HSBC Bank USA NA	12/20/24	118,137
EUR	31,241,500	USD	34,064,919	HSBC Bank USA NA	10/25/24	749,788
AUD	38,545,000	USD	26,171,415	JPMorgan Chase Bank NA	11/21/24	494,166
USD	5,402,955	CAD	7,465,000	JPMorgan Chase Bank NA	11/4/24	(121,311)
USD	13,287,929	EUR	11,846,000	JPMorgan Chase Bank NA	11/21/24	73,529
USD	71,910,720	EUR	64,270,000	JPMorgan Chase Bank NA	12/20/24	133,112
SEK	185,000,000	EUR	15,824,676	Morgan Stanley & Co., LLC	10/29/24	605,148
EUR	16,068,444	SEK	185,000,000	State Street Bank & Trust Co.	10/29/24	(333,450)
USD	14,701,803	IDR	223,950,000,000	State Street Bank & Trust Co.	12/13/24	(1,232)
USD	3,002,570	MXN	58,700,000	State Street Bank & Trust Co.	12/20/24	58,357
USD	5,147,271	GBP	3,845,000	State Street Bank & Trust Co.	12/20/24	7,662
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$4,249,223
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
440	U.S. 2 Year Note (CBT)	12/31/24	$91,404,512	$91,626,563	$222,051
7,836	U.S. 5 Year Note (CBT)	12/31/24	859,449,092	861,041,699	1,592,607
686	U.S. 10 Year Note (CBT)	12/19/24	78,412,920	78,396,938	(15,982)
603	U.S. 10 Year Ultra Bond (CBT)	12/19/24	71,927,730	71,333,019	(594,711)
437	U.S. Long Bond (CBT)	12/19/24	54,379,185	54,269,938	(109,247)
1,224	U.S. Ultra Bond (CBT)	12/19/24	164,986,291	162,906,750	(2,079,541)
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2471

Schedule of Investments  |  9/30/24 (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
			$1,320,559,730	$1,319,574,907	$(984,823)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
650	Euro-Bund	12/6/24	$(96,281,171)	$(97,621,029)	$(1,339,858)
TOTAL FUTURES CONTRACTS			$1,224,278,559	$1,221,953,878	$(2,324,681)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
2,295,762	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(48,639)	$(14,110)	$(62,749)
422,770,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	(30,685,130)	(810,996)	(31,496,126)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(30,733,769)	$(825,106)	$(31,558,875)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
EGP	— Egypt Pound
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
SEK	— Sweden Krona
TRY	— Turkish Lira
USD	— United States Dollar
The accompanying notes are an integral part of these financial statements.
72Pioneer Strategic Income Fund | Annual Report | 9/30/24

UYU	— Uruguay Peso
Purchases and sales of securities (excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased) for the year ended September 30, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$25,992,891	$418,488,178
Other Long-Term Securities	$1,870,237,117	$1,581,139,448
At September 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $3,618,353,006 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$109,350,342
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(211,954,436)
Net unrealized depreciation	$(102,604,094)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$16,108,840	$—	$16,108,840
Common Stocks
Automobile Components	—	956,540	—	956,540
Communications Equipment	—	—	108,947	108,947
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,875,008	—	2,875,008
All Other Common Stocks	319,447	—	—	319,447
Asset Backed Securities	—	332,015,533	345,000	332,360,533
Collateralized Mortgage Obligations	—	385,460,737	—	385,460,737
Commercial Mortgage-Backed Securities	—	184,400,409	—*	184,400,409
Convertible Corporate Bonds	—	12,598,970	—	12,598,970
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2473

Schedule of Investments  |  9/30/24 (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds
Pharmaceuticals	$—	$25,773,741	$1	$25,773,742
All Other Corporate Bonds	—	1,492,509,351	—	1,492,509,351
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	366,768	366,768
Multiperil – U.S.	—	—	11,107,634	11,107,634
Multiperil – Worldwide	—	—	7,224,258	7,224,258
Windstorm – North Carolina	—	—	2,488,525	2,488,525
Windstorm – U.S.	—	—	4,978,633	4,978,633
Windstorm – U.S. Regional	—	—	1,474,549	1,474,549
Reinsurance Sidecars
Multiperil – U.S.	—	—	12,900	12,900
Multiperil – Worldwide	—	—	50,080,456	50,080,456
All Other Insurance-Linked Securities	—	62,870,076	—	62,870,076
Foreign Government Bonds	—	129,942,713	—	129,942,713
U.S. Government and Agency Obligations	—	626,976,576	—	626,976,576
Repurchase Agreements	—	37,960,000	—	37,960,000
Foreign Treasury Obligations	—	17,907,895	—	17,907,895
Open-End Fund	103,852,442	—	—	103,852,442
Over The Counter (OTC) Currency Put Option Purchased	—	1,989,248	—	1,989,248
Total Investments in Securities	$104,171,889	$3,330,345,637	$78,187,671	$3,512,705,197
Liabilities
TBA Sales Commitments	$—	$(91,231,754)	$—	$(91,231,754)
Total Liabilities	$—	$(91,231,754)	$—	$(91,231,754)
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$—	$(994,624)	$—	$(994,624)
Net unrealized appreciation on forward foreign currency exchange contracts	—	4,249,223	—	4,249,223
Net unrealized depreciation on futures contracts	(2,324,681)	—	—	(2,324,681)
Centrally cleared swap contracts^	—	(825,106)	—	(825,106)
Total Other Financial Instruments	$(2,324,681)	$2,429,493	$—	$104,812
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The accompanying notes are an integral part of these financial statements.
74Pioneer Strategic Income Fund | Annual Report | 9/30/24

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Collateralized Mortgage Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/23	$ 1,654,768	$—	$—	$—	$87,545,608	$89,200,376
Realized gain (loss)(1)	77,051	—	—	—	(2,971,592)	(2,894,541)
Change in unrealized appreciation (depreciation)(2)	1,751,373	(185,713)	—	1	(52,695)	1,512,966
Return of capital	—	113,525	—	—	(37,794,937)	(37,681,412)
Purchases	39,522	—	—	—	59,098,795	59,138,317
Sales	(647,252)	—	—	—	(28,091,456)	(28,738,708)
Transfers in to Level 3*	—	417,188	—**	—	—	417,188
Transfers out of Level 3*	(2,766,515)	—	—	—	—	(2,766,515)
Balance as of 9/30/24	$ 108,947	$ 345,000	$—**	$1	$77,733,723	$78,187,671
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the year ended September 30, 2024, a security valued at $1,654,768 was transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine the value. A Security valued at $417,188 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3 during the period.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2024:	$4,489,386
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2475

Statement of Assets and Liabilities  |  9/30/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,609,205,827)	$3,512,705,197
Cash	5,249,996
Foreign currencies, at value (cost $2,140,031)	1,095,770
Forwards collateral	433,893
Futures collateral	23,073,695
Swaps collateral	50,599,854
Due from broker for futures	4,971,893
Unrealized appreciation on forward foreign currency exchange contracts	4,859,867
Receivables —
Investment securities sold	191,826,165
Fund shares sold	4,372,861
Dividends	196,810
Interest	33,225,153
Due from the Adviser	17,500
Other assets	152,267
Total assets	$3,832,780,921
LIABILITIES:
Payables —
Investment securities purchased	$214,110,792
Fund shares repurchased	9,672,715
Distributions	2,745,680
Trustees’ fees	1,564
Interest expense	198,339
Collateral due to broker for forward foreign currency exchange contracts	1,910,000
Collateral due to broker for options	1,650,000
Variation margin for centrally cleared swap contracts	31,558,875
Variation margin for futures contracts	4,971,893
TBA sales commitments, at value (net proceeds received $91,439,840)	91,231,754
Written options outstanding (premiums received $3,061,857)	994,624
Unrealized depreciation on forward foreign currency exchange contracts	610,644
Reserve for repatriation taxes	171,197
Management fees	267,887
Administrative expenses	84,980
Distribution fees	28,520
Accrued expenses	957,840
Total liabilities	$361,167,304
NET ASSETS:
Paid-in capital	$3,904,861,857
Distributable earnings (loss)	(433,248,240)
Net assets	$3,471,613,617
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $555,424,945/56,377,110 shares)	$9.85
Class C (based on $42,252,727/4,386,233 shares)	$9.63
Class K (based on $558,072,857/56,537,477 shares)	$9.87
Class R (based on $55,364,875/5,517,302 shares)	$10.03
Class Y (based on $2,260,498,213/229,267,183 shares)	$9.86
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.85 net asset value per share/100%-4.50% maximum sales charge)	$10.31
The accompanying notes are an integral part of these financial statements.
76Pioneer Strategic Income Fund | Annual Report | 9/30/24

Statement of Operations FOR THE YEAR ENDED 9/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $84,809)	$193,765,546
Dividends from unaffiliated issuers (net of foreign taxes withheld $5)	16,858,143
Total Investment Income		$210,623,689
EXPENSES:
Management fees	$18,263,204
Administrative expenses	837,462
Transfer agent fees
Class A	1,203,423
Class C	37,823
Class K	2,861
Class R	131,293
Class Y	2,126,520
Distribution fees
Class A	1,391,684
Class C	453,027
Class R	274,654
Shareholder communications expense	232,757
Custodian fees	58,205
Registration fees	149,129
Professional fees	290,110
Printing expense	76,046
Officers’ and Trustees’ fees	195,370
Insurance expense	49,813
Miscellaneous	339,994
Total expenses		$26,113,375
Less fees waived and expenses reimbursed by the Adviser		(1,357,004)
Net expenses		$24,756,371
Net investment income		$185,867,318
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(84,724,150)
TBA sales commitments	693,129
Forward foreign currency exchange contracts	(4,186,219)
Futures contracts	35,801,177
Swap contracts	(49,614,034)
Written options	740,169
Other assets and liabilities denominated in foreign currencies	(1,589,497)	$(102,879,425)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $93,297)	$363,578,572
TBA sales commitments	(417,969)
Forward foreign currency exchange contracts	7,601,721
Futures contracts	11,435,018
Swap contracts	(978,177)
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2477

Statement of Operations (continued)
FOR THE YEAR ENDED 9/30/24
Written options	1,366,937
Other assets and liabilities denominated in foreign currencies	1,008,666	383,594,768
Net realized and unrealized gain (loss) on investments		$280,715,343
Net increase in net assets resulting from operations		$466,582,661
The accompanying notes are an integral part of these financial statements.
78Pioneer Strategic Income Fund | Annual Report | 9/30/24

Statements of Changes in Net Assets
	Year Ended 9/30/24	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$185,867,318	$180,340,461
Net realized gain (loss) on investments	(102,879,425)	(286,163,900)
Change in net unrealized appreciation (depreciation) on investments	383,594,768	191,112,341
Net increase in net assets resulting from operations	$466,582,661	$85,288,902
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.39 and $0.32 per share, respectively)	$(22,909,942)	$(21,269,022)
Class C ($0.32 and $0.25 per share, respectively)	(1,571,812)	(1,689,172)
Class K ($0.43 and $0.36 per share, respectively)	(21,287,716)	(16,058,936)
Class R ($0.37 and $0.29 per share, respectively)	(2,109,627)	(1,858,632)
Class Y ($0.42 and $0.35 per share, respectively)	(94,668,165)	(88,662,729)
Total distributions to shareholders	$(142,547,262)	$(129,538,491)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$878,898,668	$962,289,133
Reinvestment of distributions	115,019,355	106,228,240
Cost of shares repurchased	(1,047,948,995)	(1,578,816,672)
Net decrease in net assets resulting from Fund share transactions	$(54,030,972)	$(510,299,299)
Net increase (decrease) in net assets	$270,004,427	$(554,548,888)
NET ASSETS:
Beginning of year	$3,201,609,190	$3,756,158,078
End of year	$3,471,613,617	$3,201,609,190
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2479

Statements of Changes in Net Assets
(continued)
	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	6,728,994	$62,794,554	8,071,059	$74,018,157
Reinvestment of distributions	2,033,766	19,051,228	1,930,360	17,700,464
Less shares repurchased	(16,336,878)	(151,958,100)	(16,472,728)	(151,099,390)
Net decrease	(7,574,118)	$(70,112,318)	(6,471,309)	$(59,380,769)
Class C
Shares sold	500,676	$4,608,133	618,970	$5,544,184
Reinvestment of distributions	154,273	1,411,735	170,273	1,525,532
Less shares repurchased	(2,056,917)	(18,724,685)	(3,262,213)	(29,204,573)
Net decrease	(1,401,968)	$(12,704,817)	(2,472,970)	$(22,134,857)
Class K
Shares sold	23,591,608	$225,070,705	13,002,141	$119,652,979
Reinvestment of distributions	1,979,109	18,590,215	1,615,746	14,843,933
Less shares repurchased	(16,880,833)	(157,522,128)	(11,224,354)	(103,321,780)
Net increase	8,689,884	$86,138,792	3,393,533	$31,175,132
Class R
Shares sold	802,804	$7,630,824	959,813	$8,969,688
Reinvestment of distributions	220,555	2,105,003	198,124	1,849,181
Less shares repurchased	(1,547,398)	(14,705,104)	(1,914,330)	(17,931,749)
Net decrease	(524,039)	$(4,969,277)	(756,393)	$(7,112,880)
Class Y
Shares sold	61,661,708	$578,794,452	82,071,830	$754,104,125
Reinvestment of distributions	7,875,358	73,861,174	7,668,208	70,309,130
Less shares repurchased	(75,916,104)	(705,038,978)	(139,150,192)	(1,277,259,180)
Net decrease	(6,379,038)	$(52,383,352)	(49,410,154)	$(452,845,925)
The accompanying notes are an integral part of these financial statements.
80Pioneer Strategic Income Fund | Annual Report | 9/30/24

Financial Highlights
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class A
Net asset value, beginning of period	$8.91	$9.05	$11.38	$10.91	$10.89
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.51	$0.45	$0.35	$0.35	$0.38
Net realized and unrealized gain (loss) on investments	0.82	(0.27)	(1.86)	0.52	(0.02)
Net increase (decrease) from investment operations	$1.33	$0.18	$(1.51)	$0.87	$0.36
Distributions to shareholders:
Net investment income	$(0.39)	$(0.32)	$(0.12)	$(0.40)	$(0.34)
Net realized gain	—	—	(0.53)	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.39)	$(0.32)	$(0.82)	$(0.40)	$(0.34)
Net increase (decrease) in net asset value	$0.94	$(0.14)	$(2.33)	$0.47	$0.02
Net asset value, end of period	$9.85	$8.91	$9.05	$11.38	$10.91
Total return (b)	15.18%	1.91%(c)	(14.12)%	8.04%	3.44%
Ratio of net expenses to average net assets	1.07%	1.06%	1.01%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	5.45%	4.91%	3.44%	3.12%	3.59%
Portfolio turnover rate	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$555,425	$569,497	$637,356	$855,856	$799,974
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.11%	1.10%	1.03%	1.06%	1.06%
Net investment income (loss) to average net assets	5.41%	4.87%	3.42%	3.12%	3.59%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was 0.11%.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2481

Financial Highlights  (continued)
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class C
Net asset value, beginning of period	$8.71	$8.85	$11.14	$10.67	$10.66
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.44	$0.38	$0.28	$0.27	$0.30
Net realized and unrealized gain (loss) on investments	0.80	(0.27)	(1.82)	0.51	(0.02)
Net increase (decrease) from investment operations	$1.24	$0.11	$(1.54)	$0.78	$0.28
Distributions to shareholders:
Net investment income	$(0.32)	$(0.25)	$(0.05)	$(0.31)	$(0.27)
Net realized gain	—	—	(0.53)	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.32)	$(0.25)	$(0.75)	$(0.31)	$(0.27)
Net increase (decrease) in net asset value	$0.92	$(0.14)	$(2.29)	$0.47	$0.01
Net asset value, end of period	$9.63	$8.71	$8.85	$11.14	$10.67
Total return (b)	14.46%	1.21%(c)	(14.69)%	7.37%	2.67%
Ratio of net expenses to average net assets	1.69%	1.70%	1.66%	1.73%	1.73%
Ratio of net investment income (loss) to average net assets	4.82%	4.28%	2.77%	2.49%	2.89%
Portfolio turnover rate	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$42,253	$50,394	$73,112	$112,804	$185,623
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.73%	1.74%	1.68%	1.73%	1.73%
Net investment income (loss) to average net assets	4.78%	4.24%	2.75%	2.49%	2.89%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was 0.11%.
The accompanying notes are an integral part of these financial statements.
82Pioneer Strategic Income Fund | Annual Report | 9/30/24

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class K
Net asset value, beginning of period	$8.92	$9.07	$11.40	$10.92	$10.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.56	$0.49	$0.40	$0.40	$0.43
Net realized and unrealized gain (loss) on investments	0.82	(0.28)	(1.87)	0.53	(0.04)
Net increase (decrease) from investment operations	$1.38	$0.21	$(1.47)	$0.93	$0.39
Distributions to shareholders:
Net investment income	$(0.43)	$(0.36)	$(0.16)	$(0.45)	$(0.39)
Net realized gain	—	—	(0.53)	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.43)	$(0.36)	$(0.86)	$(0.45)	$(0.39)
Net increase (decrease) in net asset value	$0.95	$(0.15)	$(2.33)	$0.48	$—
Net asset value, end of period	$9.87	$8.92	$9.07	$11.40	$10.92
Total return (b)	15.82%	2.28%(c)	(13.73)%	8.58%	3.73%
Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.63%	0.62%
Ratio of net investment income (loss) to average net assets	5.93%	5.38%	3.88%	3.55%	4.02%
Portfolio turnover rate	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$558,073	$426,933	$403,112	$465,149	$414,610
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.63%	0.64%	0.61%	0.63%	0.62%
Net investment income (loss) to average net assets	5.89%	5.33%	3.86%	3.55%	4.02%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2483

Financial Highlights  (continued)
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class R
Net asset value, beginning of period	$9.07	$9.21	$11.58	$11.09	$11.08
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.49	$0.43	$0.32	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	0.84	(0.28)	(1.90)	0.52	(0.03)
Net increase (decrease) from investment operations	$1.33	$0.15	$(1.58)	$0.85	$0.32
Distributions to shareholders:
Net investment income	$(0.37)	$(0.29)	$(0.09)	$(0.36)	$(0.31)
Net realized gain	—	—	(0.53)	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.37)	$(0.29)	$(0.79)	$(0.36)	$(0.31)
Net increase (decrease) in net asset value	$0.96	$(0.14)	$(2.37)	$0.49	$0.01
Net asset value, end of period	$10.03	$9.07	$9.21	$11.58	$11.09
Total return (b)	14.90%	1.60%(c)	(14.46)%	7.77%	3.03%
Ratio of net expenses to average net assets	1.34%	1.35%	1.34%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets	5.18%	4.62%	3.09%	2.83%	3.23%
Portfolio turnover rate	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$55,365	$54,791	$62,624	$94,136	$103,585
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.37%	1.39%	1.36%	1.37%	1.40%
Net investment income (loss) to average net assets	5.15%	4.58%	3.07%	2.83%	3.23%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
84Pioneer Strategic Income Fund | Annual Report | 9/30/24

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
Class Y
Net asset value, beginning of period	$8.91	$9.05	$11.38	$10.91	$10.90
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.55	$0.48	$0.39	$0.39	$0.42
Net realized and unrealized gain (loss) on investments	0.82	(0.27)	(1.87)	0.51	(0.03)
Net increase (decrease) from investment operations	$1.37	$0.21	$(1.48)	$0.90	$0.39
Distributions to shareholders:
Net investment income	$(0.42)	$(0.35)	$(0.15)	$(0.43)	$(0.38)
Net realized gain	—	—	(0.53)	—	—
Tax return of capital	—	—	(0.17)	—	—
Total distributions	$(0.42)	$(0.35)	$(0.85)	$(0.43)	$(0.38)
Net increase (decrease) in net asset value	$0.95	$(0.14)	$(2.33)	$0.47	$0.01
Net asset value, end of period	$9.86	$8.91	$9.05	$11.38	$10.91
Total return (b)	15.72%	2.28%(c)	(13.85)%	8.37%	3.71%
Ratio of net expenses to average net assets	0.69%	0.69%	0.69%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets	5.83%	5.28%	3.77%	3.44%	3.91%
Portfolio turnover rate	63%	51%	56%	67%	69%
Net assets, end of period (in thousands)	$2,260,498	$2,099,995	$2,579,954	$3,204,878	$2,896,168
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.73%	0.74%	0.71%	0.74%	0.74%
Net investment income (loss) to average net assets	5.79%	5.23%	3.75%	3.44%	3.91%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended September 30, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Annual Report | 9/30/2485

Notes to Financial Statements  |  9/30/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Strategic Income Fund (the “Fund”) is one of four portfolios comprising Pioneer Series Trust XIV, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
86Pioneer Strategic Income Fund | Annual Report | 9/30/24

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from
Pioneer Strategic Income Fund | Annual Report | 9/30/2487

an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers
88Pioneer Strategic Income Fund | Annual Report | 9/30/24

Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Pioneer Strategic Income Fund | Annual Report | 9/30/2489

Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable)
90Pioneer Strategic Income Fund | Annual Report | 9/30/24

and other such factors. As of September 30, 2024, the Fund had accrued $171,197 in reserve for repatriation taxes related to capital gains.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At September 30, 2024, the Fund reclassified $4,067,983 to decrease distributable earnings and $4,067,983 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At September 30, 2024, the Fund was permitted to carry forward indefinitely $125,263,683 of short-term losses and $228,084,180 of long-term losses.
The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$142,547,262	$129,538,491
Total	$142,547,262	$129,538,491
Pioneer Strategic Income Fund | Annual Report | 9/30/2491

The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$25,449,397
Capital loss carryforward	(353,347,863)
Other book/tax temporary differences	(2,745,680)
Net unrealized depreciation	(102,604,094)
Total	$(433,248,240)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, and the accrual of income on securities in default.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $17,070 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C,
92Pioneer Strategic Income Fund | Annual Report | 9/30/24

Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and
Pioneer Strategic Income Fund | Annual Report | 9/30/2493

China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk
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associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk
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than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark
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replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
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H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at September 30, 2024 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
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Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at September 30, 2024 are disclosed in the Schedule of Investments.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an
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investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the year ended September 30, 2024 was $1,067,397. Open purchased options contracts at September 30, 2024 are listed in the Schedule of Investments.
L.	Option Writing
The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
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The average market value of written options for the year ended September 30, 2024 was $(437,285). Open written options contracts at September 30, 2024 are listed in the Schedule of Investments.
M.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the year ended September 30, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended September 30, 2024 was $166,147,737 and $131,017,040 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at September 30, 2024 are listed in the Schedule of Investments.
N.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
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Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2024, no collateral was pledged or received by the Fund.
O.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at September 30, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since
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futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended September 30, 2024 were $1,160,649,351 and $96,359,322, respectively. Open futures contracts outstanding at September 30, 2024 are listed in the Schedule of Investments.
P.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are
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recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The
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market value of the centrally cleared swap contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at September 30, 2024 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the year ended September 30, 2024 was $481,202,125. Open credit default swap contracts at September 30, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. For the year ended September 30, 2024, the effective management fee (excluding waivers and/or reimbursements) was equivalent to 0.57% of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.59% and 0.69% of the average daily net assets attributable to Class K and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $267,887 in management fees payable to the Adviser at September 30, 2024.
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3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended September 30, 2024, the Fund paid $195,370 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,564 and a payable for administrative expenses of $84,980, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$76,595
Class C	7,270
Class K	17,724
Class R	3,391
Class Y	127,777
Total	$232,757
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a
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0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $28,520 in distribution fees payable to the Distributor at September 30, 2024.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended September 30, 2024, CDSCs in the amount of $7,094 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit
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facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the year ended September 30, 2024, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
108Pioneer Strategic Income Fund | Annual Report | 9/30/24

Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Bank of America NA	$691,054	$—	$—	$(580,000)	$111,054
Citibank NA	2,668,084	(1,149,275)	—	(1,518,809)	—
Goldman Sachs & Co.	1,250,078	—	—	(1,250,078)	—
HSBC Bank USA NA	867,925	—	—	—	867,925
JPMorgan Chase Bank NA	700,807	(121,311)	—	—	579,496
Morgan Stanley & Co., LLC	605,148	—	—	—	605,148
State Street Bank & Trust Co.	66,019	(66,019)	—	—	—
Total	$6,849,115	$(1,336,605)	$—	$(3,348,887)	$2,163,623
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America NA	$—	$—	$—	$—	$—
Citibank NA	1,149,275	(1,149,275)	—	—	—
Goldman Sachs & Co.	—	—	—	—	—
HSBC Bank USA NA	—	—	—	—	—
JPMorgan Chase Bank NA	121,311	(121,311)	—	—	—
Morgan Stanley & Co., LLC	—	—	—	—	—
State Street Bank & Trust Co.	334,682	(66,019)	—	(268,663)	—
Total	$1,605,268	$(1,336,605)	$—	$(268,663)	$—
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
(c) Represents the net amount payable to the counterparty in the event of default.
Pioneer Strategic Income Fund | Annual Report | 9/30/24109

8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
110Pioneer Strategic Income Fund | Annual Report | 9/30/24

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Options purchased*	$—	$—	$1,989,248	$—	$—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	4,859,867	—	—
Total Value	$—	$—	$6,849,115	$—	$—
Liabilities
Options written	$—	$—	$994,624	$—	$—
Net unrealized depreciation on futures contracts^	2,324,681	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	610,644	—	—
Centrally cleared swap contracts†	—	825,106	—	—	—
Total Value	$2,324,681	$825,106	$1,605,268	$—	$—

*	Reflects the market value of purchased option contracts (see Note 1K). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
Pioneer Strategic Income Fund | Annual Report | 9/30/24111

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$35,801,177	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(4,186,219)	—	—
Options purchased*	—	—	(8,306,717)	—	—
Options written	—	—	740,169	—	—
Swap contracts	—	(49,614,034)	—	—	—
Total Value	$35,801,177	$(49,614,034)	$(11,752,767)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$11,435,018	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	7,601,721	—	—
Options purchased**	—	—	1,853,083	—	—
Options written	—	—	1,366,937	—	—
Swap contracts	—	(978,177)	—	—	—
Total Value	$11,435,018	$(978,177)	$10,821,741	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1K). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of September 30, 2024, the Fund had no unfunded loan commitments outstanding.
112Pioneer Strategic Income Fund | Annual Report | 9/30/24

10. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
Pioneer Strategic Income Fund | Annual Report | 9/30/24113

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust XIV and the Shareholders of Pioneer Strategic Income Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Strategic Income Fund (the “Fund”) (one of the funds constituting Pioneer Series Trust XIV), including the schedule of investments, as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statements of changes in net assets for the year ended September 30, 2023 and the financial highlights for the years ended September 30, 2023, 2022, 2021, and 2020 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
114Pioneer Strategic Income Fund | Annual Report | 9/30/24

effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Pioneer Strategic Income Fund | Annual Report | 9/30/24115

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 98.47%.
116Pioneer Strategic Income Fund | Annual Report | 9/30/24

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Strategic Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Strategic Income Fund | Annual Report | 9/30/24117

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
118Pioneer Strategic Income Fund | Annual Report | 9/30/24

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the third  quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with
Pioneer Strategic Income Fund | Annual Report | 9/30/24119

the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
120Pioneer Strategic Income Fund | Annual Report | 9/30/24

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees considered that Amundi US’s relationship with Amundi creates potential opportunities for Amundi US and Amundi that derive from Amundi US’s relationships with the Fund, including Amundi’s ability to market the services of Amundi US globally. The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to Amundi US. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Strategic Income Fund | Annual Report | 9/30/24121

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19437-18-1124

Pioneer Intrinsic Value Fund
Annual Report  |  September 30, 2024

A: PISVX	C: PVCCX	Y: PISYX

visit us: www.amundi.com/us

Pioneer Intrinsic Value Fund | Annual Report | 9/30/241

Schedule of Investments  |  9/30/24
Shares		Value
	UNAFFILIATED ISSUERS — 104.6%
	Common Stocks — 102.5% of Net Assets
	Air Freight & Logistics — 3.8%
544	United Parcel Service, Inc., Class B	$ 74,169
	Total Air Freight & Logistics	$74,169

	Automobiles — 1.5%
2,769	Ford Motor Co.	$ 29,241
	Total Automobiles	$29,241

	Banks — 11.8%
1,674	Bank of America Corp.	$ 66,424
526	Citizens Financial Group, Inc.	21,603
1,315	Truist Financial Corp.	56,243
1,549	Wells Fargo & Co.	87,503
	Total Banks	$231,773

	Beverages — 2.5%
851	Molson Coors Beverage Co., Class B	$ 48,950
	Total Beverages	$48,950

	Biotechnology — 2.7%
643	Gilead Sciences, Inc.	$ 53,909
	Total Biotechnology	$53,909

	Broadline Retail — 2.3%
27	Dillard's, Inc., Class A	$ 10,360
523	eBay, Inc.	34,052
	Total Broadline Retail	$44,412

	Capital Markets — 10.3%
532	Morgan Stanley	$ 55,456
506	Northern Trust Corp.	45,555
257	Raymond James Financial, Inc.	31,472
674	State Street Corp.	59,629
93	T Rowe Price Group, Inc.	10,130
	Total Capital Markets	$202,242

	Chemicals — 4.1%
543	LyondellBasell Industries NV, Class A	$ 52,074
1,034	Mosaic Co.	27,690
	Total Chemicals	$79,764

	Communications Equipment — 3.9%
1,429	Cisco Systems, Inc.	$ 76,051
	Total Communications Equipment	$76,051

The accompanying notes are an integral part of these financial statements.
2Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Shares		Value
	Consumer Staples Distribution & Retail — 2.8%
262	Target Corp.	$ 40,835
1,638	Walgreens Boots Alliance, Inc.	14,677
	Total Consumer Staples Distribution & Retail	$55,512

	Distributors — 1.4%
201	Genuine Parts Co.	$ 28,076
	Total Distributors	$28,076

	Diversified Telecommunication Services — 1.9%
842	Verizon Communications, Inc.	$ 37,814
	Total Diversified Telecommunication Services	$37,814

	Electric Utilities — 4.2%
261	Duke Energy Corp.	$ 30,093
759	Eversource Energy	51,650
	Total Electric Utilities	$81,743

	Financial Services — 1.6%
401(a)	PayPal Holdings, Inc.	$ 31,290
	Total Financial Services	$31,290

	Food Products — 1.3%
709	Kraft Heinz Co.	$ 24,893
	Total Food Products	$24,893

	Health Care Equipment & Supplies — 3.3%
413	Baxter International, Inc.	$ 15,681
557	Medtronic Plc	50,147
	Total Health Care Equipment & Supplies	$65,828

	Health Care Providers & Services — 2.9%
166	CVS Health Corp.	$ 10,438
301	Quest Diagnostics, Inc.	46,730
	Total Health Care Providers & Services	$57,168

	Hotels, Restaurants & Leisure — 0.9%
123(a)	Expedia Group, Inc.	$ 18,207
	Total Hotels, Restaurants & Leisure	$18,207

	Household Durables — 0.5%
100	Whirlpool Corp.	$ 10,700
	Total Household Durables	$10,700

	Industrial Conglomerates — 2.1%
295	3M Co.	$ 40,327
	Total Industrial Conglomerates	$40,327

The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/243

Schedule of Investments  |  9/30/24 (continued)
Shares		Value
	Insurance — 3.2%
710	American International Group, Inc.	$ 51,992
37	Chubb, Ltd.	10,671
	Total Insurance	$62,663

	IT Services — 3.4%
302	International Business Machines Corp.	$ 66,766
	Total IT Services	$66,766

	Machinery — 6.6%
175	Deere & Co.	$ 73,033
303(a)	Middleby Corp.	42,156
154	PACCAR, Inc.	15,197
	Total Machinery	$130,386

	Media — 1.1%
503	Comcast Corp., Class A	$ 21,010
	Total Media	$21,010

	Metals & Mining — 1.3%
496	Newmont Corp.	$ 26,511
	Total Metals & Mining	$26,511

	Oil, Gas & Consumable Fuels — 11.1%
575	ConocoPhillips	$ 60,536
2,128	Coterra Energy, Inc.	50,966
730	Exxon Mobil Corp.	85,570
701	Range Resources Corp.	21,563
	Total Oil, Gas & Consumable Fuels	$218,635

	Pharmaceuticals — 7.5%
899	Bristol-Myers Squibb Co.	$ 46,514
339	Johnson & Johnson	54,939
791	Sanofi S.A. (A.D.R.)	45,585
	Total Pharmaceuticals	$147,038

	Software — 0.5%
146(a)	Zoom Video Communications, Inc., Class A	$ 10,182
	Total Software	$10,182

	Specialty Retail — 0.5%
27(a)	Ulta Beauty, Inc.	$ 10,506
	Total Specialty Retail	$10,506

	Technology Hardware, Storage & Peripherals — 0.6%
563	Hewlett Packard Enterprise Co.	$ 11,519
	Total Technology Hardware, Storage & Peripherals	$11,519

The accompanying notes are an integral part of these financial statements.
4Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Shares		Value
	Trading Companies & Distributors — 0.9%
184	AerCap Holdings NV	$ 17,429
	Total Trading Companies & Distributors	$17,429

	Total Common Stocks (Cost $1,777,228)	$2,014,714

	SHORT TERM INVESTMENTS — 2.1% of Net Assets
	Open-End Fund — 2.1%
41,741(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 41,741
		$41,741

	TOTAL SHORT TERM INVESTMENTS (Cost $41,741)	$41,741

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.6% (Cost $1,818,969)	$2,056,455
	OTHER ASSETS AND LIABILITIES — (4.6)%	$(90,598)
	net assets — 100.0%	$1,965,857

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended September 30, 2024, aggregated $1,713,748 and $1,605,497, respectively.
At September 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,818,969 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$287,647
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(50,161)
Net unrealized appreciation	$237,486
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/245

Schedule of Investments  |  9/30/24 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,014,714	$—	$—	$2,014,714
Open-End Fund	41,741	—	—	41,741
Total Investments in Securities	$2,056,455	$—	$—	$2,056,455
During the year ended September 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Statement of Assets and Liabilities  |  9/30/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,818,969)	$2,056,455
Receivables —
Fund shares sold	99
Dividends	1,546
Other assets	16,021
Total assets	$2,074,121
LIABILITIES:
Payables —
Trustees’ fees	$3
Professional fees	53,244
Due to Adviser	51,604
Management fees	120
Administrative expenses	39
Distribution fees	101
Accrued expenses	3,153
Total liabilities	$108,264
NET ASSETS:
Paid-in capital	$1,585,283
Distributable earnings	380,574
Net assets	$1,965,857
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $898,458/72,566 shares)	$12.38
Class C (based on $515,893/41,596 shares)	$12.40
Class Y (based on $551,506/44,442 shares)	$12.41
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.38 net asset value per share/100%-5.75% maximum sales charge)	$13.14
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/247

Statement of Operations FOR THE YEAR ENDED 9/30/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $320)	$60,290
Total Investment Income		$60,290
EXPENSES:
Management fees	$7,925
Administrative expenses	9,437
Transfer agent fees
Class A	193
Class C	58
Class Y	36
Distribution fees
Class A	1,965
Class C	4,852
Shareholder communications expense	510
Custodian fees	4
Registration fees	53,409
Professional fees	65,870
Printing expense	19,862
Officers’ and Trustees’ fees	8,000
Insurance expense	30
Miscellaneous	2,529
Total expenses		$174,680
Less fees waived and expenses reimbursed by the Adviser		(157,565)
Net expenses		$17,115
Net investment income		$43,175
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$118,409
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$238,395
Net realized and unrealized gain (loss) on investments		$356,804
Net increase in net assets resulting from operations		$399,979
The accompanying notes are an integral part of these financial statements.
8Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Statements of Changes in Net Assets
	Year Ended 9/30/24	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$43,175	$26,843
Net realized gain (loss) on investments	118,409	21,543
Change in net unrealized appreciation (depreciation) on investments	238,395	152,088
Net increase in net assets resulting from operations	$399,979	$200,474
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.21 and $0.18 per share, respectively)	$(13,816)	$(8,635)
Class C ($0.13 and $0.10 per share, respectively)	(5,814)	(4,242)
Class Y ($0.23 and $0.20 per share, respectively)	(10,254)	(9,396)
Total distributions to shareholders	$(29,884)	$(22,273)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$136,420	$283,379
Reinvestment of distributions	26,873	22,273
Cost of shares repurchased	(122,950)	(105,490)
Net increase in net assets resulting from Fund share transactions	$40,343	$200,162
Net increase in net assets	$410,438	$378,363
NET ASSETS:
Beginning of year	$1,555,419	$1,177,056
End of year	$1,965,857	$1,555,419
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/249

Statements of Changes in Net Assets
(continued)
	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	9,256	$103,960	28,310	$280,979
Reinvestment of distributions	1,200	12,858	876	8,635
Less shares repurchased	(4,431)	(51,294)	(6,100)	(62,357)
Net increase	6,025	$65,524	23,086	$227,257
Class C
Shares sold	2,404	$26,360	242	$2,400
Reinvestment of distributions	483	5,220	427	4,242
Less shares repurchased	(5,742)	(65,112)	—	—
Net increase (decrease)	(2,855)	$(33,532)	669	$6,642
Class Y
Shares sold	524	$6,100	—	$—
Reinvestment of distributions	820	8,795	953	9,396
Less shares repurchased	(573)	(6,544)	(4,146)	(43,133)
Net increase (decrease)	771	$8,351	(3,193)	$(33,737)
The accompanying notes are an integral part of these financial statements.
10Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Financial Highlights
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$10.05	$8.77	$9.68	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.29	$0.20	$0.17	$0.06
Net realized and unrealized gain (loss) on investments	2.25	1.26	(0.94)	(0.38)
Net increase (decrease) from investment operations	$2.54	$1.46	$(0.77)	$(0.32)
Distributions to shareholders:
Net investment income	$(0.21)	$(0.18)	$(0.14)	$—
Total distributions	$(0.21)	$(0.18)	$(0.14)	$—
Net increase (decrease) in net asset value	$2.33	$1.28	$(0.91)	$(0.32)
Net asset value, end of period	$12.38	$10.05	$8.77	$9.68
Total return (b)	25.56%	16.64%	(8.23)%	(3.20)%(c)
Ratio of net expenses to average net assets	0.85%	0.85%	0.84%	0.80%(d)
Ratio of net investment income (loss) to average net assets	2.58%	1.96%	1.68%	1.45%(d)
Portfolio turnover rate	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$898	$668	$381	$291
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	9.80%	14.09%	18.21%	23.11%(d)
Net investment income (loss) to average net assets	(6.37)%	(11.28)%	(15.69)%	(20.86)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2411

Financial Highlights  (continued)
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$10.07	$8.78	$9.65	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.12	$0.09	$0.03
Net realized and unrealized gain (loss) on investments	2.26	1.27	(0.96)	(0.38)
Net increase (decrease) from investment operations	$2.46	$1.39	$(0.87)	$(0.35)
Distributions to shareholders:
Net investment income	$(0.13)	$(0.10)	$—	$—
Total distributions	$(0.13)	$(0.10)	$—	$—
Net increase (decrease) in net asset value	$2.33	$1.29	$(0.87)	$(0.35)
Net asset value, end of period	$12.40	$10.07	$8.78	$9.65
Total return (b)	24.63%	15.81%	(9.02)%	(3.50)%(c)
Ratio of net expenses to average net assets	1.60%	1.58%	1.58%	1.60%(d)
Ratio of net investment income (loss) to average net assets	1.81%	1.21%	0.90%	0.65%(d)
Portfolio turnover rate	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$516	$447	$384	$368
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	10.53%	14.81%	18.96%	23.98%(d)
Net investment income (loss) to average net assets	(7.12)%	(12.02)%	(16.48)%	(21.73)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$10.06	$8.78	$9.69	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.22	$0.20	$0.07
Net realized and unrealized gain (loss) on investments	2.26	1.26	(0.95)	(0.38)
Net increase (decrease) from investment operations	$2.58	$1.48	$(0.75)	$(0.31)
Distributions to shareholders:
Net investment income	$(0.23)	$(0.20)	$(0.16)	$—
Total distributions	$(0.23)	$(0.20)	$(0.16)	$—
Net increase (decrease) in net asset value	$2.35	$1.28	$(0.91)	$(0.31)
Net asset value, end of period	$12.41	$10.06	$8.78	$9.69
Total return (b)	26.06%	16.91%	(8.04)%	(3.10)%(c)
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%(d)
Ratio of net investment income (loss) to average net assets	2.88%	2.24%	1.95%	1.70%(d)
Portfolio turnover rate	90%	22%	28%	1%(c)
Net assets, end of period (in thousands)	$552	$440	$412	$404
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	9.49%	13.81%	17.95%	22.87%(d)
Net investment income (loss) to average net assets	(6.06)%	(11.02)%	(15.45)%	(20.62)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2413

Notes to Financial Statements  |  9/30/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Intrinsic Value Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage
14Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2415

not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on
16Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$29,884	$22,273
Total	$29,884	$22,273
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$80,378
Undistributed long-term capital gains	62,710
Net unrealized appreciation	237,486
Total	$380,574
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2417

E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $278 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased
18Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2419

of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
20Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and 0.40% of the Fund’s average daily net assets over $1 billion. For the year ended September 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.45% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all Fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.85%, 1.60% and 0.55% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended September 30, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $120 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended September 30, 2024, the Fund paid $8,000 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3 and a payable for administrative expenses of $39, which includes the payable for Officers’ compensation.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2421

4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$341
Class C	165
Class Y	4
Total	$510
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $101 in distribution fees payable to the Distributor at September 30, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds
22Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

from the CDSCs are paid to the Distributor. For the year ended September 30, 2024, CDSCs in the amount of $0 were paid to the Distributor.
6. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2423

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust XIV and the Shareholders of Pioneer Intrinsic Value Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Intrinsic Value Fund (the “Fund”) (one of the funds constituting Pioneer Series Trust XIV), including the schedule of investments, as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statements of changes in net assets for the year ended September 30, 2023 and the financial highlights for the years ended September 30, 2023, 2022, and the period from May 10, 2021 (commencement of operations) through September 30, 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
24Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2425

Additional Information (unaudited)
For the year ended  September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The Fund designated $62,710 as long-term capital gains distributions during the year ended September 30, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax-basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 83.12%.
26Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Intrinsic Value Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund.  In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024.  In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2427

management agreement for another year.  In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.  The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process.  The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel.  The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.  The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund.
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
28Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index.  They also discuss the Fund’s performance with Amundi US on a regular basis.  The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses.
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period.  The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category.  The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period.  The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period.  The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts.  The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2429

providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability.
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale.
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies
30Pioneer Intrinsic Value Fund | Annual Report | 9/30/24

of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits.
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund.  The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).    The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence.  The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager.  The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion.
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Intrinsic Value Fund | Annual Report | 9/30/2431

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32713-03-1124

Pioneer Global Sustainable Value Fund
Annual Report  |  September 30, 2024

A: PGSVX	C: GBVCX	Y: PSUYX

visit us: www.amundi.com/us

Pioneer Global Sustainable Value Fund | Annual Report | 9/30/241

Schedule of Investments  |  9/30/24
Shares		Value
	UNAFFILIATED ISSUERS — 98.1%
	Common Stocks — 96.4% of Net Assets
	Aerospace & Defense — 2.0%
1,844	Hensoldt AG	$ 60,504
	Total Aerospace & Defense	$60,504

	Air Freight & Logistics — 0.8%
189	United Parcel Service, Inc., Class B	$ 25,768
	Total Air Freight & Logistics	$25,768

	Automobile Components — 0.8%
600	Bridgestone Corp.	$ 23,075
	Total Automobile Components	$23,075

	Automobiles — 0.9%
1,600	Subaru Corp.	$ 27,803
	Total Automobiles	$27,803

	Banks — 20.3%
4,960	ABN AMRO Bank NV (C.V.A.) (144A)	$ 89,584
1,419	Bank of America Corp.	56,306
2,585	Bank of Ireland Group Plc	28,922
855	Citizens Financial Group, Inc.	35,115
1,255	Hana Financial Group, Inc.	56,597
1,299	KB Financial Group, Inc. (A.D.R.)	80,213
1,437	Regions Financial Corp.	33,525
6,108	Standard Chartered Plc	64,954
2,400	Sumitomo Mitsui Financial Group, Inc.	51,096
1,078	UniCredit S.p.A.	47,373
1,219	Wells Fargo & Co.	68,861
	Total Banks	$612,546

	Biotechnology — 1.9%
291	AbbVie, Inc.	$ 57,467
	Total Biotechnology	$57,467

	Broadline Retail — 4.2%
6,100	Alibaba Group Holding, Ltd.	$ 81,079
701	eBay, Inc.	45,642
	Total Broadline Retail	$126,721

	Capital Markets — 4.0%
440	Bank of New York Mellon Corp.	$ 31,618
674	State Street Corp.	59,629
947	UBS Group AG	29,239
	Total Capital Markets	$120,486

The accompanying notes are an integral part of these financial statements.
2Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Shares		Value
	Construction Materials — 3.0%
992	CRH Plc	$ 90,588
	Total Construction Materials	$90,588

	Consumer Staples Distribution & Retail — 0.0%†
268+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.8%
1,848	Deutsche Telekom AG	$ 54,279
	Total Diversified Telecommunication Services	$54,279

	Electric Utilities — 6.5%
649	American Electric Power Co., Inc.	$ 66,588
966	Eversource Energy	65,736
1,441	FirstEnergy Corp.	63,908
	Total Electric Utilities	$196,232

	Electrical Equipment — 4.1%
800	Fuji Electric Co., Ltd.	$ 48,333
190(a)	Generac Holdings, Inc.	30,187
2,800	Mitsubishi Electric Corp.	45,124
	Total Electrical Equipment	$123,644

	Financial Services — 2.1%
822(a)	PayPal Holdings, Inc.	$ 64,141
	Total Financial Services	$64,141

	Health Care Equipment & Supplies — 3.2%
723	Medtronic Plc	$ 65,092
1,958	Smith & Nephew Plc	30,440
	Total Health Care Equipment & Supplies	$95,532

	Health Care Providers & Services — 2.9%
801	Cardinal Health, Inc.	$ 88,527
	Total Health Care Providers & Services	$88,527

	Hotels, Restaurants & Leisure — 0.6%
6,800(a)	Sands China, Ltd.	$ 17,188
	Total Hotels, Restaurants & Leisure	$17,188

	Household Durables — 2.7%
3,710	Persimmon Plc	$ 81,465
	Total Household Durables	$81,465

	Insurance — 5.1%
209	Chubb, Ltd.	$ 60,273
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/243

Schedule of Investments  |  9/30/24 (continued)
Shares		Value
	Insurance — (continued)
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	$ 38,096
188	Willis Towers Watson Plc	55,372
	Total Insurance	$153,741

	IT Services — 2.7%
369	International Business Machines Corp.	$ 81,579
	Total IT Services	$81,579

	Metals & Mining — 6.4%
2,239	Barrick Gold Corp.	$ 44,534
965	Newmont Corp.	51,579
581	Rio Tinto Plc	41,176
1,061	Teck Resources, Ltd., Class B	55,427
	Total Metals & Mining	$192,716

	Oil, Gas & Consumable Fuels — 7.1%
640	Chesapeake Energy Corp.	$ 52,640
651	Exxon Mobil Corp.	76,310
4,480+#	Rosneft Oil Co. PJSC	—
1,285	Shell Plc (A.D.R.)	84,746
	Total Oil, Gas & Consumable Fuels	$213,696

	Pharmaceuticals — 4.4%
1,314	GSK Plc	$ 26,727
1,311	Pfizer, Inc.	37,940
588	Sanofi S.A.	67,746
	Total Pharmaceuticals	$132,413

	Semiconductors & Semiconductor Equipment — 2.0%
366	QUALCOMM, Inc.	$ 62,238
	Total Semiconductors & Semiconductor Equipment	$62,238

	Technology Hardware, Storage & Peripherals — 4.9%
1,600	FUJIFILM Holdings Corp.	$ 41,270
1,607	Hewlett Packard Enterprise Co.	32,879
22,000	Lenovo Group, Ltd.	29,574
936	Samsung Electronics Co., Ltd.	44,362
	Total Technology Hardware, Storage & Peripherals	$148,085

	Trading Companies & Distributors — 2.0%
304	AerCap Holdings NV	$ 28,795
1,400	Mitsui & Co., Ltd.	31,176
	Total Trading Companies & Distributors	$59,971

	Total Common Stocks (Cost $2,419,442)	$2,910,405

The accompanying notes are an integral part of these financial statements.
4Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.7% of Net Assets
50,000(b)	U.S. Treasury Bills, 10/8/24	$ 49,954
	Total U.S. Government and Agency Obligations (Cost $49,951)	$49,954

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.1% (Cost $2,469,393)	$2,960,359
	OTHER ASSETS AND LIABILITIES — 1.9%	$58,530
	net assets — 100.0%	$3,018,889

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $89,584, or 3.0% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$—
Rosneft Oil Co. PJSC	6/23/2021	37,564	—
Total Restricted Securities			$—
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended September 30, 2024, aggregated $1,584,889 and $1,470,728, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/245

Schedule of Investments  |  9/30/24 (continued)
At September 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,479,339 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$611,102
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(130,029)
Net unrealized appreciation	$481,073
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$60,504	$—	$60,504
Automobile Components	—	23,075	—	23,075
Automobiles	—	27,803	—	27,803
Banks	274,020	338,526	—	612,546
Broadline Retail	45,642	81,079	—	126,721
Capital Markets	91,247	29,239	—	120,486
Construction Materials	—	90,588	—	90,588
Consumer Staples Distribution & Retail	—	—	—*	—*
Diversified Telecommunication Services	—	54,279	—	54,279
Electrical Equipment	30,187	93,457	—	123,644
Health Care Equipment & Supplies	65,092	30,440	—	95,532
Hotels, Restaurants & Leisure	—	17,188	—	17,188
Household Durables	—	81,465	—	81,465
Insurance	115,645	38,096	—	153,741
Metals & Mining	151,540	41,176	—	192,716
Oil, Gas & Consumable Fuels	213,696	—	—*	213,696
Pharmaceuticals	37,940	94,473	—	132,413
Technology Hardware, Storage & Peripherals	32,879	115,206	—	148,085
Trading Companies & Distributors	28,795	31,176	—	59,971
The accompanying notes are an integral part of these financial statements.
6Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$575,952	$—	$—	$575,952
U.S. Government and Agency Obligations	—	49,954	—	49,954
Total Investments in Securities	$1,662,635	$1,297,724	$—*	$2,960,359
* Securities valued at $0.
During the year ended September 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/247

Statement of Assets and Liabilities  |  9/30/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,469,393)	$2,960,359
Cash	52,975
Foreign currencies, at value (cost $10)	10
Receivables —
Fund shares sold	160
Dividends	7,087
Due from the Adviser	36,808
Other assets	16,644
Total assets	$3,074,043
LIABILITIES:
Payables —
Trustees’ fees	$3
Professional fees	50,770
Printing expense	3,673
Management fees	267
Administrative expenses	60
Distribution fees	148
Accrued expenses	233
Total liabilities	$55,154
NET ASSETS:
Paid-in capital	$2,382,880
Distributable earnings	636,009
Net assets	$3,018,889
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,074,071/84,380 shares)	$12.73
Class C (based on $817,066/64,666 shares)	$12.64
Class Y (based on $1,127,752/88,470 shares)	$12.75
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.73 net asset value per share/100%-5.75% maximum sales charge)	$13.51
The accompanying notes are an integral part of these financial statements.
8Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Statement of Operations FOR THE YEAR ENDED 9/30/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $5,455)	$80,865
Interest from unaffiliated issuers	1,668
Total Investment Income		$82,533
EXPENSES:
Management fees	$16,919
Administrative expenses	11,579
Transfer agent fees
Class A	176
Class C	30
Class Y	45
Distribution fees
Class A	2,231
Class C	7,302
Shareholder communications expense	538
Custodian fees	119
Registration fees	53,918
Professional fees	66,229
Printing expense	23,856
Officers’ and Trustees’ fees	8,009
Insurance expense	44
Miscellaneous	2,690
Total expenses		$193,685
Less fees waived and expenses reimbursed by the Adviser		(165,376)
Net expenses		$28,309
Net investment income		$54,224
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$119,299
Other assets and liabilities denominated in foreign currencies	241	$119,540
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$497,967
Other assets and liabilities denominated in foreign currencies	58	$498,025
Net realized and unrealized gain (loss) on investments		$617,565
Net increase in net assets resulting from operations		$671,789
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/249

Statements of Changes in Net Assets
	Year Ended 9/30/24	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$54,224	$44,118
Net realized gain (loss) on investments	119,540	46,220
Change in net unrealized appreciation (depreciation) on investments	498,025	344,672
Net increase in net assets resulting from operations	$671,789	$435,010
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.27 and $0.21 per share, respectively)	$(20,576)	$(16,032)
Class C ($0.20 and $0.15 per share, respectively)	(13,076)	(9,079)
Class Y ($0.30 and $0.24 per share, respectively)	(25,743)	(20,026)
Total distributions to shareholders	$(59,395)	$(45,137)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$101,580	$93,718
Reinvestment of distributions	51,279	45,137
Cost of shares repurchased	(37,417)	(81,445)
Net increase in net assets resulting from Fund share transactions	$115,442	$57,410
Net increase in net assets	$727,836	$447,283
NET ASSETS:
Beginning of year	$2,291,053	$1,843,770
End of year	$3,018,889	$2,291,053
	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	7,790	$90,580	6,709	$67,098
Reinvestment of distributions	1,720	18,057	1,691	16,032
Less shares repurchased	(1,273)	(14,319)	(7,692)	(76,589)
Net increase	8,237	$94,318	708	$6,541
Class C
Shares sold	88	$1,000	2,107	$21,620
Reinvestment of distributions	1,072	11,236	960	9,079
Less shares repurchased	(2,005)	(23,098)	—	—
Net increase (decrease)	(845)	$(10,862)	3,067	$30,699
Class Y
Shares sold	820	$10,000	479	$5,000
Reinvestment of distributions	2,096	21,986	2,115	20,026
Less shares repurchased	—	—	(480)	(4,856)
Net increase	2,916	$31,986	2,114	$20,170
The accompanying notes are an integral part of these financial statements.
10Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Financial Highlights
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$10.10	$8.34	$9.64	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.20	$0.21	$0.08
Net realized and unrealized gain (loss) on investments	2.66	1.77	(1.39)	(0.44)
Net increase (decrease) from investment operations	$2.90	$1.97	$(1.18)	$(0.36)
Distributions to shareholders:
Net investment income	$(0.27)	$(0.21)	$(0.12)	$—
Total distributions	$(0.27)	$(0.21)	$(0.12)	$—
Net increase (decrease) in net asset value	$2.63	$1.76	$(1.30)	$(0.36)
Net asset value, end of period	$12.73	$10.10	$8.34	$9.64
Total return (b)	29.29%	23.82%	(12.40)%	(3.60)%(c)
Ratio of net expenses to average net assets	1.00%	1.00%	0.99%	0.94%(d)
Ratio of net investment income (loss) to average net assets	2.18%	2.06%	2.24%	1.99%(d)
Portfolio turnover rate	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$1,074	$769	$629	$588
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.36%	10.02%	11.90%	13.75%(d)
Net investment income (loss) to average net assets	(4.18)%	(6.96)%	(8.67)%	(10.82)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2411

Financial Highlights  (continued)
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$10.03	$8.29	$9.61	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.16	$0.13	$0.13	$0.05
Net realized and unrealized gain (loss) on investments	2.65	1.76	(1.37)	(0.44)
Net increase (decrease) from investment operations	$2.81	$1.89	$(1.24)	$(0.39)
Distributions to shareholders:
Net investment income	$(0.20)	$(0.15)	$(0.08)	$—
Total distributions	$(0.20)	$(0.15)	$(0.08)	$—
Net increase (decrease) in net asset value	$2.61	$1.74	$(1.32)	$(0.39)
Net asset value, end of period	$12.64	$10.03	$8.29	$9.61
Total return (b)	28.42%	22.85%	(13.01)%	(3.90)%(c)
Ratio of net expenses to average net assets	1.71%	1.71%	1.70%	1.71%(d)
Ratio of net investment income (loss) to average net assets	1.45%	1.35%	1.38%	1.22%(d)
Portfolio turnover rate	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$817	$657	$517	$577
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	8.06%	10.73%	12.61%	14.52%(d)
Net investment income (loss) to average net assets	(4.90)%	(7.67)%	(9.53)%	(11.59)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$10.11	$8.35	$9.65	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.28	$0.23	$0.23	$0.09
Net realized and unrealized gain (loss) on investments	2.66	1.77	(1.38)	(0.44)
Net increase (decrease) from investment operations	$2.94	$2.00	$(1.15)	$(0.35)
Distributions to shareholders:
Net investment income	$(0.30)	$(0.24)	$(0.15)	$—
Total distributions	$(0.30)	$(0.24)	$(0.15)	$—
Net increase (decrease) in net asset value	$2.64	$1.76	$(1.30)	$(0.35)
Net asset value, end of period	$12.75	$10.11	$8.35	$9.65
Total return (b)	29.73%	24.15%	(12.18)%	(3.50)%(c)
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	2.47%	2.36%	2.43%	2.22%(d)
Portfolio turnover rate	57%	81%	68%	26%(c)
Net assets, end of period (in thousands)	$1,128	$865	$697	$782
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.05%	9.73%	11.63%	13.51%(d)
Net investment income (loss) to average net assets	(3.88)%	(6.67)%	(8.50)%	(10.59)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2413

Notes to Financial Statements  |  9/30/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Global Sustainable Value Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage
14Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2415

provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
16Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At September 30, 2024, the Fund reclassified $6 to increase distributable earnings and $6 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2417

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$59,395	$45,137
Total	$59,395	$45,137
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$82,121
Undistributed long-term capital gains	72,815
Net unrealized appreciation	481,073
Total	$636,009
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales and the mark to market of passive foreign income companies.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $28 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
18Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2419

develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the Adviser believes adhere to the Fund’s ESG criteria. The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less
20Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non - U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2421

owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the year ended September 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended September 30, 2024 are reflected on the Statement of Operations.
22Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $267 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended September 30, 2024, the Fund paid $8,009 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3 and a payable for administrative expenses of $60, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$437
Class C	79
Class Y	22
Total	$538
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2423

shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $148 in distribution fees payable to the Distributor at September 30, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended September 30, 2024, no CDSCs were paid to the Distributor.
6. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
24Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust XIV and the Shareholders of Pioneer Global Sustainable Value Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Global Sustainable Value Fund (the “Fund”) (one of the funds constituting Pioneer Series Trust XIV), including the schedule of investments, as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statements of changes in net assets for the year ended September 30, 2023 and the financial highlights for the years ended September 30, 2023, 2022, and the period from May 10, 2021 (commencement of operations) through September 30, 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2425

effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
26Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

Additional Information (unaudited)
For the year ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The Fund designated $72,815 as long-term capital gains distributions during the year ended September 30, 2024. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 37.79%.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2427

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Global Sustainable Value Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
28Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2429

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into
30Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders.The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Pioneer Global Sustainable Value Fund | Annual Report | 9/30/2431

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
32Pioneer Global Sustainable Value Fund | Annual Report | 9/30/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32714-03-1124

Pioneer Global Sustainable Growth Fund
Annual Report  |  September 30, 2024

A: SUGAX	C: SUGCX	Y: SUGYX

visit us: www.amundi.com/us

Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/241

Schedule of Investments  |  9/30/24
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 98.5% of Net Assets
	Aerospace & Defense — 1.6%
1,401	Hensoldt AG	$ 45,968
	Total Aerospace & Defense	$45,968

	Banks — 2.5%
4,327	FinecoBank Banca Fineco S.p.A.	$ 74,193
	Total Banks	$74,193

	Beverages — 1.8%
309	PepsiCo., Inc.	$ 52,546
	Total Beverages	$52,546

	Biotechnology — 1.8%
115(a)	Vertex Pharmaceuticals, Inc.	$ 53,484
	Total Biotechnology	$53,484

	Broadline Retail — 8.7%
6,100	Alibaba Group Holding, Ltd.	$ 81,079
940(a)	Amazon.com, Inc.	175,150
	Total Broadline Retail	$256,229

	Capital Markets — 4.0%
554	Euronext NV (144A)	$ 60,136
371	Intercontinental Exchange, Inc.	59,598
	Total Capital Markets	$119,734

	Electrical Equipment — 1.9%
190(a)	Generac Holdings, Inc.	$ 30,187
100	Rockwell Automation, Inc.	26,846
	Total Electrical Equipment	$57,033

	Electronic Equipment, Instruments & Components — 1.0%
126	CDW Corp.	$ 28,514
	Total Electronic Equipment, Instruments & Components	$28,514

	Energy Equipment & Services — 1.9%
1,521	Baker Hughes Co.	$ 54,984
	Total Energy Equipment & Services	$54,984

	Entertainment — 3.2%
178	Electronic Arts, Inc.	$ 25,533
1,300	Nintendo Co., Ltd.	69,311
	Total Entertainment	$94,844

	Financial Services — 6.0%
1,053	Edenred SE	$ 39,945
The accompanying notes are an integral part of these financial statements.
2Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Shares		Value
	Financial Services — (continued)
185	Mastercard, Inc., Class A	$ 91,353
600(a)	PayPal Holdings, Inc.	46,818
	Total Financial Services	$178,116

	Ground Transportation — 2.4%
943(a)	Uber Technologies, Inc.	$ 70,876
	Total Ground Transportation	$70,876

	Health Care Equipment & Supplies — 5.2%
294(a)	Edwards Lifesciences Corp.	$ 19,401
500	Hoya Corp.	69,236
3,500	Olympus Corp.	66,428
	Total Health Care Equipment & Supplies	$155,065

	Health Care Providers & Services — 1.1%
300	Cardinal Health, Inc.	$ 33,156
	Total Health Care Providers & Services	$33,156

	Hotels, Restaurants & Leisure — 3.8%
210	Amadeus IT Group S.A.	$ 15,157
283	Hilton Worldwide Holdings, Inc.	65,232
650	Yum China Holdings, Inc.	30,766
	Total Hotels, Restaurants & Leisure	$111,155

	Household Durables — 2.0%
3,000	Sony Group Corp.	$ 58,264
	Total Household Durables	$58,264

	Insurance — 3.0%
353	Progressive Corp.	$ 89,577
	Total Insurance	$89,577

	Interactive Media & Services — 6.1%
884	Alphabet, Inc., Class C	$ 147,796
600	Tencent Holdings, Ltd.	33,596
	Total Interactive Media & Services	$181,392

	IT Services — 3.9%
516	International Business Machines Corp.	$ 114,077
	Total IT Services	$114,077

	Life Sciences Tools & Services — 4.8%
126	Danaher Corp.	$ 35,031
78	Lonza Group AG	49,344
93	Thermo Fisher Scientific, Inc.	57,527
	Total Life Sciences Tools & Services	$141,902

The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/243

Schedule of Investments  |  9/30/24 (continued)
Shares		Value
	Pharmaceuticals — 4.3%
107	Eli Lilly & Co.	$ 94,796
281	Sanofi S.A.	32,375
	Total Pharmaceuticals	$127,171

	Professional Services — 3.3%
2,085	RELX Plc	$ 98,507
	Total Professional Services	$98,507

	Semiconductors & Semiconductor Equipment — 9.9%
643(a)	Advanced Micro Devices, Inc.	$ 105,503
66	ASML Holding NV	55,021
240	QUALCOMM, Inc.	40,812
530	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	92,045
	Total Semiconductors & Semiconductor Equipment	$293,381

	Software — 5.5%
290	Microsoft Corp.	$ 124,787
143	Salesforce, Inc.	39,141
	Total Software	$163,928

	Specialty Retail — 1.7%
420	TJX Cos., Inc.	$ 49,367
	Total Specialty Retail	$49,367

	Technology Hardware, Storage & Peripherals — 5.7%
427	Apple, Inc.	$ 99,491
1,475	Samsung Electronics Co., Ltd.	69,908
	Total Technology Hardware, Storage & Peripherals	$169,399

	Textiles, Apparel & Luxury Goods — 1.4%
52	LVMH Moet Hennessy Louis Vuitton SE	$ 39,937
	Total Textiles, Apparel & Luxury Goods	$39,937

	Total Common Stocks (Cost $2,158,120)	$2,912,799

The accompanying notes are an integral part of these financial statements.
4Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.2% of Net Assets
35,000(b)	U.S. Treasury Bills, 10/8/24	$ 34,968
	Total U.S. Government and Agency Obligations (Cost $34,966)	$34,968

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $2,193,086)	$2,947,767
	OTHER ASSETS AND LIABILITIES — 0.3%	$9,456
	net assets — 100.0%	$2,957,223

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $60,136, or 2.0% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended September 30, 2024, aggregated $621,555 and $543,699, respectively.
At September 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,199,033 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$832,366
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,622)
Net unrealized appreciation	$748,744
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/245

Schedule of Investments  |  9/30/24 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$45,968	$—	$45,968
Banks	—	74,193	—	74,193
Broadline Retail	175,150	81,079	—	256,229
Capital Markets	59,598	60,136	—	119,734
Entertainment	25,533	69,311	—	94,844
Financial Services	138,171	39,945	—	178,116
Health Care Equipment & Supplies	19,401	135,664	—	155,065
Hotels, Restaurants & Leisure	65,232	45,923	—	111,155
Household Durables	—	58,264	—	58,264
Interactive Media & Services	147,796	33,596	—	181,392
Life Sciences Tools & Services	92,558	49,344	—	141,902
Pharmaceuticals	94,796	32,375	—	127,171
Professional Services	—	98,507	—	98,507
Semiconductors & Semiconductor Equipment	238,360	55,021	—	293,381
Technology Hardware, Storage & Peripherals	99,491	69,908	—	169,399
Textiles, Apparel & Luxury Goods	—	39,937	—	39,937
All Other Common Stocks	767,542	—	—	767,542
U.S. Government and Agency Obligations	—	34,968	—	34,968
Total Investments in Securities	$1,923,628	$1,024,139	$—	$2,947,767
During the year ended September 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Statement of Assets and Liabilities  |  9/30/24
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,193,086)	$2,947,767
Cash	42,841
Receivables —
Fund shares sold	98
Dividends	1,465
Due from the Adviser	2,277
Other assets	16,615
Total assets	$3,011,063
LIABILITIES:
Overdraft due to custodian	$5
Payables —
Trustees’ fees	15
Professional fees	50,981
Management fees	263
Administrative expenses	62
Distribution fees	143
Accrued expenses	2,371
Total liabilities	$53,840
NET ASSETS:
Paid-in capital	$2,383,215
Distributable earnings	574,008
Net assets	$2,957,223
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,204,935/96,813 shares)	$12.45
Class C (based on $743,234/60,984 shares)	$12.19
Class Y (based on $1,009,054/80,882 shares)	$12.48
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.45 net asset value per share/100%-5.75% maximum sales charge)	$13.21
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/247

Statement of Operations FOR THE YEAR ENDED 9/30/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $2,660)	$33,023
Interest from unaffiliated issuers	2,954
Total Investment Income		$35,977
EXPENSES:
Management fees	$17,465
Administrative expenses	10,012
Transfer agent fees
Class A	292
Class C	40
Class Y	17
Distribution fees
Class A	2,709
Class C	6,881
Shareholder communications expense	546
Registration fees	52,747
Professional fees	66,243
Printing expense	22,116
Officers’ and Trustees’ fees	8,040
Insurance expense	39
Miscellaneous	2,678
Total expenses		$189,825
Less fees waived and expenses reimbursed by the Adviser		(160,773)
Net expenses		$29,052
Net investment income		$6,925
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$21,006
Forward foreign currency exchange contracts	457
Other assets and liabilities denominated in foreign currencies	(1,032)	$20,431
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$635,926
Forward foreign currency exchange contracts	(71)
Other assets and liabilities denominated in foreign currencies	24	$635,879
Net realized and unrealized gain (loss) on investments		$656,310
Net increase in net assets resulting from operations		$663,235
The accompanying notes are an integral part of these financial statements.
8Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Statements of Changes in Net Assets
	Year Ended 9/30/24	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$6,925	$7,662
Net realized gain (loss) on investments	20,431	(94,515)
Change in net unrealized appreciation (depreciation) on investments	635,879	496,420
Net increase in net assets resulting from operations	$663,235	$409,567
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.03 and $0.02 per share, respectively)	$(3,124)	$(1,654)
Class Y ($0.06 and $0.05 per share, respectively)	(4,753)	(3,828)
Total distributions to shareholders	$(7,877)	$(5,482)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$109,563	$130,467
Reinvestment of distributions	6,877	5,482
Cost of shares repurchased	(101,534)	(7,098)
Net increase in net assets resulting from Fund share transactions	$14,906	$128,851
Net increase in net assets	$670,264	$532,936
NET ASSETS:
Beginning of year	$2,286,959	$1,754,023
End of year	$2,957,223	$2,286,959
	Year Ended 9/30/24 Shares	Year Ended 9/30/24 Amount	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	9,723	$109,563	12,021	$116,300
Reinvestment of distributions	262	2,835	194	1,654
Less shares repurchased	(7,338)	(84,930)	(775)	(7,098)
Net increase	2,647	$27,468	11,440	$110,856
Class C
Shares sold	—	$—	1,253	$12,667
Reinvestment of distributions	—	—	—	—
Less shares repurchased	(1,253)	(14,297)	—	—
Net increase (decrease)	(1,253)	$(14,297)	1,253	$12,667
Class Y
Shares sold	—	$—	186	$1,500
Reinvestment of distributions	375	4,042	450	3,828
Less shares repurchased	(189)	(2,307)	—	—
Net increase	186	$1,735	636	$5,328
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/249

Financial Highlights
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$9.68	$7.86	$9.84	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.04	$0.04	$0.02	$0.01
Net realized and unrealized gain (loss) on investments	2.76	1.80	(2.00)	(0.17)
Net increase (decrease) from investment operations	$2.80	$1.84	$(1.98)	$(0.16)
Distributions to shareholders:
Net investment income	$(0.03)	$(0.02)	$—	$—
Total distributions	$(0.03)	$(0.02)	$—	$—
Net increase (decrease) in net asset value	$2.77	$1.82	$(1.98)	$(0.16)
Net asset value, end of period	$12.45	$9.68	$7.86	$9.84
Total return (b)	29.00%	23.44%	(20.12)%	(1.60)%(c)
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	0.75%(d)
Ratio of net investment income (loss) to average net assets	0.34%	0.45%	0.21%	0.28%(d)
Portfolio turnover rate	21%	38%	38%	11%(c)
Net assets, end of period (in thousands)	$1,205	$912	$650	$770
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.99%	10.45%	11.71%	12.69%(d)
Net investment income (loss) to average net assets	(5.65)%	(9.00)%	(10.50)%	(11.66)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
10Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$9.52	$7.76	$9.81	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.04)	$(0.03)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	2.71	1.79	(2.00)	(0.16)
Net increase (decrease) from investment operations	$2.67	$1.76	$(2.05)	$(0.19)
Net increase (decrease) in net asset value	$2.67	$1.76	$(2.05)	$(0.19)
Net asset value, end of period	$12.19	$9.52	$7.76	$9.81
Total return (b)	28.05%	22.68%	(20.90)%	(1.90)%(c)
Ratio of net expenses to average net assets	1.72%	1.72%	1.74%	1.69%(d)
Ratio of net investment income (loss) to average net assets	(0.38)%	(0.28)%	(0.53)%	(0.64)%(d)
Portfolio turnover rate	21%	38%	38%	11%(c)
Net assets, end of period (in thousands)	$743	$593	$474	$598
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.69%	11.15%	12.43%	13.63%(d)
Net investment income (loss) to average net assets	(6.35)%	(9.71)%	(11.22)%	(12.58)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2411

Financial Highlights  (continued)
	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$9.70	$7.87	$9.85	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.07	$0.07	$0.05	$0.01
Net realized and unrealized gain (loss) on investments	2.77	1.81	(2.02)	(0.16)
Net increase (decrease) from investment operations	$2.84	$1.88	$(1.97)	$(0.15)
Distributions to shareholders:
Net investment income	$(0.06)	$(0.05)	$(0.01)	$—
Total distributions	$(0.06)	$(0.05)	$(0.01)	$—
Net increase (decrease) in net asset value	$2.78	$1.83	$(1.98)	$(0.15)
Net asset value, end of period	$12.48	$9.70	$7.87	$9.85
Total return (b)	29.36%	23.94%	(20.04)%	(1.50)%(c)
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	0.64%	0.74%	0.51%	0.35%(d)
Portfolio turnover rate	21%	38%	38%	11%(c)
Net assets, end of period (in thousands)	$1,009	$783	$630	$788
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.68%	10.14%	11.40%	12.64%(d)
Net investment income (loss) to average net assets	(5.34)%	(8.70)%	(10.19)%	(11.59)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Notes to Financial Statements  |  9/30/24
1. Organization and Signiﬁcant Accounting Policies
Pioneer Global Sustainable Growth Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2413

risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
14Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2415

C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At September 30, 2024, the Fund was permitted to carry forward indefinitely $67,913 of short-term losses and $108,941 of long-term losses.
16Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023, was as follows:
	2024	2023
Distributions paid from:
Ordinary income	$7,877	$5,482
Total	$7,877	$5,482
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$2,118
Capital loss carryforward	(176,854)
Net unrealized appreciation	748,744
Total	$574,008
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $37 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2417

G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts
18Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small and mid-sized companies. Compared to large companies, small and mid-sized companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the United States. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non - U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2419

and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
20Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).
During the year ended September 30, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended September 30, 2024 was $41,387 for sells. There were no open forward foreign currency exchange contracts outstanding at September 30, 2024.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the year ended September 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2421

daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the year ended September 30, 2024, are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $263 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the year ended September 30, 2024, the Fund paid $8,040 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $15 and a payable for administrative expenses of $62, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$453
Class C	72
Class Y	21
Total	$546
22Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $143 in distribution fees payable to the Distributor at September 30, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended September 30, 2024, no CDSCs were paid to the Distributor.
6. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2423

Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$457	$—	$—
Total Value	$—	$—	$457	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(71)	$—	$—
Total Value	$—	$—	$(71)	$—	$—
7. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
24Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Pioneer Series Trust XIV and the Shareholders of Pioneer Global Sustainable Growth Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Global Sustainable Growth Fund (the “Fund”) (one of the funds constituting Pioneer Series Trust XIV), including the schedule of investments, as of September 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes. The statements of changes in net assets for the year ended September 30, 2023 and the financial highlights for the years ended September 30, 2023, 2022, and the period from May 10, 2021 (commencement of operations) through September 30, 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated November 28, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024 and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2425

effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
26Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

Additional Information (unaudited)
For the year ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2427

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Global Sustainable Growth Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
28Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Trust
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2429

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into
30Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/2431

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
32Pioneer Global Sustainable Growth Fund | Annual Report | 9/30/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32715-03-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Pioneer Global Sustainable Growth Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Global Sustainable Growth Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Pioneer Global Sustainable Value Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Global Sustainable Value Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Intrinsic Value Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Intrinsic Value Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fifth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Pioneer Strategic Income Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Strategic Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the third quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XIV

By (Signature and Title)*	/s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date December 6, 2024

By (Signature and Title)*	/s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date December 6, 2024

*	Print the name and title of each signing officer under his or her signature.